Schedule of Investments (unaudited) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 7.0%

Asset-Backed Securities — 7.0%
ALM VI Ltd.(a)(b):
5.30%, 07/15/26	USD	1,000	$991,053
Series 2012-6A, Class BR3, 4.35%, 07/15/26		1,000	991,612
ALM XII Ltd., Series 2015-12A, Class C1R2, 5.43%, 04/16/27(a)		545	545,004
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, 5.30%, 07/15/27(a)(b)		2,080	2,066,639
Anchorage Capital CLO Ltd.(a):
Series 2013-1A, Class CR, 5.80%, 10/13/30(b)		720	722,892
Series 2016-8A, Class DR, 5.58%, 07/28/28(b)		1,000	993,350
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 6.60%, 01/15/29(c)		650	649,339
Battalion CLO X Ltd., Series 2016-10A, Class CR, 5.98%, 01/24/29(a)(b)		1,000	1,000,030
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 5.87%, 11/23/25(a)(c)		3,000	3,000,050
Burnham Park CLO Ltd., Series 2016-1A, Class ER, 7.99%, 10/20/29(a)(b)		1,000	945,904
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.35%), 5.88%, 08/14/30(a)(c)		1,000	984,959
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, (1 mo. LIBOR US + 0.15%), 2.58%, 01/25/37(c)		88	87,973
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)		3,744	3,895,482
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, 3.57%, 04/15/31(a)(b)		2,550	2,521,018
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 5.43%, 04/18/31(a)		1,250	1,204,802
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 5.67%, 08/15/30(a)(c)		1,000	1,000,972
Galaxy CLO XXIX Ltd., Series 2018-29A, Class D, 4.92%, 11/15/26(a)(b)		805	792,913
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 6.20%, 07/18/29(a)(c)		1,000	986,533
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 6.19%, 10/20/26(a)(c)		3,750	3,636,283

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding X Ltd., Series 2012-10A(a)(c):
Class ER, (3 mo. LIBOR US + 7.62%), 10.21%, 01/20/29	USD	250	$249,497
Class ER2, (3 mo. LIBOR US + 6.40%), 8.84%, 01/20/29(d)(e)		250	250,000
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.78%, 01/27/26(a)(c)		1,800	1,802,601
Nelnet Student Loan Trust, Series 2006-1, Class A5, (3 mo. LIBOR US + 0.11%), 2.63%, 08/23/27(c)		271	270,689
Neuberger Berman CLO XV, Series 2013-15A, Class DR, 5.65%, 10/15/29(a)(b)		1,000	991,818
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.34%, 01/22/30(a)(b)		500	484,426
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 9.74%, 01/21/30(a)(c)		595	596,057
OHA Loan Funding Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 3.75%), 6.34%, 01/20/28(a)(c)		2,500	2,497,487
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(a)		2,107	2,109,207
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.00%), 5.59%, 01/22/29(a)(c)		1,500	1,501,227
OZLM VIII Ltd., Series 2014-8A, Class CRR, 5.74%, 10/17/29(a)(b)		1,750	1,728,300
OZLM XIV Ltd., Series 2015-14A, Class CR, 5.60%, 01/15/29(a)(b)		1,000	982,510
OZLM XXI, Series 2017-21A, Class C, 5.26%, 01/20/31(a)(b)		1,000	963,571
Palmer Square Loan Funding Ltd., Series 2018-5A, Class D, 6.84%, 01/20/27(a)(b)		1,000	995,761
Regatta VI Funding Ltd., Series 2016-1A, Class ER, 7.59%, 07/20/28(a)(b)		250	239,440
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.85%, 04/15/29(a)(c)		1,750	1,747,056
Shackleton CLO Ltd., Series 2013-3A, Class DR, 5.62%, 07/15/30(a)(b)		500	481,502
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(a)		500	503,755
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 3.85%), 6.44%, 01/23/29(a)(c)		1,550	1,534,817

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 02/25/32	USD	390	$381,506
Voya CLO Ltd., Series 2017-3A, Class C, (3 mo. LIBOR US + 3.55%), 6.14%, 07/20/30(a)(c)		1,000	1,000,610
Wellfleet CLO Ltd., Series 2015-1A, Class DR, 5.39%, 10/20/27(a)(b)		2,000	1,962,920
Westcott Park CLO Ltd., Series 2016-1A(a):
Class D, (3 mo. LIBOR US + 4.35%), 6.94%, 07/20/28(c)		685	685,928
Class DR, 5.72%, 07/20/28(b)(d)		685	685,000
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.19%, 10/20/29(a)(c)		1,750	1,750,530
York CLO-4 Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.10%), 6.69%, 01/20/30(a)(c)		1,500	1,509,477

			54,922,500

Interest Only Asset-Backed Securities — 0.0%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(e)		1,899	87,251
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(a)(e)		2,170	88,829

			176,080

Total Asset-Backed Securities — 7.0% (Cost — $55,453,415)			55,098,580

Corporate Bonds — 62.5%

Advertising Agencies — 0.0%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		200	203,250

Aerospace & Defense — 1.5%
Amsted Industries, Inc., 5.63%, 07/01/27(a)(d)		95	95,712
Arconic, Inc., 5.13%, 10/01/24(f)		680	691,030
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		194	196,425
Bombardier, Inc.(a):
8.75%, 12/01/21		369	398,446
5.75%, 03/15/22		182	180,730
6.00%, 10/15/22		6	5,848
6.13%, 01/15/23		204	198,329
7.50%, 12/01/24		575	564,938
7.50%, 03/15/25		396	384,001

Security		Par (000)	Value

Aerospace & Defense (continued)
7.88%, 04/15/27	USD	1,033	$991,034
Eaton Corp., 4.15%, 11/02/42		500	516,601
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		314	331,270
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,476,961
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(a)		94	96,115
TransDigm UK Holdings PLC, 6.88%, 05/15/26		200	194,500
TransDigm, Inc.:
6.00%, 07/15/22		124	124,620
6.50%, 05/15/25		58	57,565
6.25%, 03/15/26(a)		3,366	3,437,527
United Technologies Corp., 6.13%, 07/15/38		1,450	1,827,290

			11,768,942

Air Freight & Logistics — 0.2%
FedEx Corp., 4.75%, 11/15/45		1,250	1,264,080
XPO Logistics, Inc., 6.75%, 08/15/24(a)		11	11,316

			1,275,396

Airlines — 1.8%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(a)		1,479	1,479,798
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24		2,406	2,496,896
Series 2015-2, Class A, 4.00%, 03/22/29		1,287	1,305,420
Series 2015-2, Class AA, 3.60%, 03/22/29		1,287	1,303,483
Series 2017-1, Class B, 4.95%, 08/15/26		1,602	1,664,726
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		302	285,388
Latam Finance Ltd., 6.88%, 04/11/24(a)		257	261,147
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27		3,110	3,281,716
Series 2014-2, Class B, 4.63%, 03/03/24(f)		1,849	1,886,836

			13,965,410

Auto Components — 0.7%
Allison Transmission, Inc., 5.88%, 06/01/29(a)		210	211,837
Aptiv PLC, 4.40%, 10/01/46		465	429,027
General Motors Co., 6.25%, 10/02/43		2,506	2,527,173

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22	USD	118	$120,213
6.75%, 02/01/24		92	94,300
6.38%, 12/15/25		200	201,000
6.25%, 05/15/26(a)		132	131,010
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a):
6.25%, 05/15/26		792	807,840
8.50%, 05/15/27		1,067	1,064,332
Tesla, Inc., 5.30%, 08/15/25(a)		126	102,693

			5,689,425

Automobiles — 0.2%
Ford Motor Co., 4.75%, 01/15/43		2,000	1,653,000

Banks — 1.9%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(g)	EUR	100	116,444
Banco de Sabadell SA, 1.75%, 05/10/24		100	111,007
Barclays PLC:
4.38%, 09/11/24	USD	550	552,419
3.65%, 03/16/25		4,320	4,238,862
BBVA Bancomer SA, 6.75%, 09/30/22(a)		236	255,765
CIT Group, Inc.:
5.00%, 08/01/23		237	246,480
5.25%, 03/07/25		300	316,914
6.13%, 03/09/28		146	160,133
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,539,263
HSBC Holdings PLC, 6.10%, 01/14/42		610	798,177
Promerica Financial Corp., 9.70%, 05/14/24(a)		200	209,300
Santander Holdings USA, Inc., 4.50%, 07/17/25		2,000	2,098,681
Santander UK Group Holdings PLC, 2.88%, 08/05/21		1,250	1,243,752
Standard Chartered PLC, 4.87%, 03/15/33(a)(b)		500	511,262
Wells Fargo & Co., 3.90%, 05/01/45		2,250	2,286,246

			14,684,705

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		4,600	4,759,339
Central American Bottling Corp., 5.75%, 01/31/27(a)		222	228,632

			4,987,971

Biotechnology — 0.5%
Amgen, Inc., 4.40%, 05/01/45		2,250	2,249,449
Baxalta, Inc., 5.25%, 06/23/45		500	589,497

Security		Par (000)	Value

Biotechnology (continued)
Gilead Sciences, Inc., 4.80%, 04/01/44	USD	1,000	$1,080,254

			3,919,200

Building Materials — 0.0%
Jeld-Wen, Inc., 4.63%, 12/15/25(a)		93	88,815

Building Products — 0.2%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)		10	9,453
CPG Merger Sub LLC, 8.00%, 10/01/21(a)		220	222,750
Jeld-Wen, Inc., 4.88%, 12/15/27(a)		21	19,740
Masonite International Corp.(a):
5.63%, 03/15/23		127	129,222
5.75%, 09/15/26		96	97,200
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)		64	66,400
Standard Industries, Inc.(a):
5.50%, 02/15/23		12	12,165
5.38%, 11/15/24		263	265,833
6.00%, 10/15/25		287	295,963
5.00%, 02/15/27		48	46,860
4.75%, 01/15/28		54	51,638

			1,217,224

Building: Roofing, Wallboard & Plumbing — 0.0%
IQVIA, Inc., 4.88%, 05/15/23(a)		74	75,018

Cable Television Services — 0.0%
Cincinnati Bell, Inc., 8.00%, 10/15/25(a)		127	108,903

Capital Markets — 2.8%
Blackstone CQP Holdco LP(a):
6.50%, 03/20/21		1,375	1,379,648
6.00%, 08/18/21		224	222,880
CDP Financial, Inc., 5.60%, 11/25/39(a)		5,890	7,784,264
Goldman Sachs Group, Inc., 3.75%, 05/22/25		8,965	9,177,223
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	114,747
Morgan Stanley:
4.00%, 07/23/25	USD	905	944,493
3.13%, 07/27/26		2,000	1,985,922
Owl Rock Capital Corp., 5.25%, 04/15/24		116	117,082
Raymond James Financial, Inc., 4.95%, 07/15/46		400	438,907
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		90	93,600

			22,258,766

Chemicals — 0.7%
Air Liquide Finance SA, 3.50%, 09/27/46(a)		360	344,424
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(h)		210	205,800

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)	USD	1,112	$1,089,760
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		311	309,445
Blue Cube Spinco LLC:
9.75%, 10/15/23		317	348,700
10.00%, 10/15/25		227	254,524
Chemours Co.:
6.63%, 05/15/23		22	21,917
5.38%, 05/15/27		332	300,460
Cydsa SAB de CV, 6.25%, 10/04/27(a)		319	314,335
Element Solutions, Inc., 5.88%, 12/01/25(a)		904	916,430
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		151	151,377
Mexichem SAB de CV(a):
4.00%, 10/04/27		200	194,297
5.50%, 01/15/48		200	189,500
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		128	119,840
PQ Corp.(a):
6.75%, 11/15/22		262	270,515
5.75%, 12/15/25		297	297,000
Versum Materials, Inc., 5.50%, 09/30/24(a)		96	102,691
WR Grace & Co-Conn, 5.63%, 10/01/24(a)		130	135,850

			5,566,865

Commercial Services & Supplies — 0.6%
ADT Security Corp.:
6.25%, 10/15/21		86	89,870
3.50%, 07/15/22		157	152,094
4.13%, 06/15/23		97	93,969
4.88%, 07/15/32(a)		226	187,015
Aviation Capital Group LLC, 7.13%, 10/15/20(a)		1,800	1,902,535
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		261	261,326
Core & Main LP, 6.13%, 08/15/25(a)		515	508,562
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		43	43,323
6.50%, 10/01/25		46	46,230
GFL Environmental, Inc., 8.50%, 05/01/27(a)		155	158,181
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		284	241,400
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		97	95,545
Mobile Mini, Inc., 5.88%, 07/01/24		298	305,822

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	USD	181	$183,715
United Rentals North America, Inc.:
5.50%, 07/15/25		125	127,813
6.50%, 12/15/26		3	3,180
5.50%, 05/15/27		266	268,327
4.88%, 01/15/28		55	53,328

			4,722,235

Commercial Services & Supplies — 0.0%
United Rentals North America, Inc., 4.63%, 10/15/25		117	114,953

Communications Equipment — 0.4%
CommScope, Inc.(a):
5.50%, 03/01/24		602	605,010
6.00%, 03/01/26		445	443,888
Nokia OYJ:
4.38%, 06/12/27		31	30,380
6.63%, 05/15/39		295	313,806
ViaSat, Inc., 5.63%, 04/15/27(a)		377	382,184
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		700	717,500
6.38%, 05/15/25		51	52,466
5.75%, 01/15/27(a)		545	559,987

			3,105,221

Construction & Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		165	140,250
frontdoor, Inc., 6.75%, 08/15/26(a)		216	226,800
ITR Concession Co. LLC, 4.20%, 07/15/25(a)		4,000	3,772,001
SPIE SA, 3.13%, 03/22/24	EUR	100	116,949
SRS Distribution, Inc., 8.25%, 07/01/26(a)	USD	17	16,575

			4,272,575

Construction Materials — 0.3%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(a)		196	199,185
HD Supply, Inc., 5.38%, 10/15/26(a)		1,239	1,260,682
Navistar International Corp., 6.63%, 11/01/25(a)		250	255,630
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(a)		94	95,880
PulteGroup, Inc., 6.00%, 02/15/35		27	26,528
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		78	80,730

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
6.88%, 08/15/23	USD	230	$230,000

			2,148,635

Consumer Discretionary — 0.2%
Dun & Bradstreet Corp., 6.88%, 08/15/26(a)		552	564,420
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)		45	43,823
Viking Cruises Ltd.(a):
6.25%, 05/15/25		88	89,540
5.88%, 09/15/27		608	589,651

			1,287,434

Consumer Finance — 1.9%
Ally Financial, Inc.:
5.13%, 09/30/24		284	297,135
8.00%, 11/01/31		1,295	1,641,412
Capital One Financial Corp., 4.75%, 07/15/21		1,935	2,019,977
Corvias Campus Living USG LLC, 5.30%, 07/01/50(e)		5,688	5,728,695
Credit Acceptance Corp., 6.63%, 03/15/26(a)		96	99,600
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		200	192,017
Ford Motor Credit Co. LLC, 8.13%, 01/15/20		1,530	1,576,276
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(h)	EUR	110	121,793
Navient Corp.:
5.00%, 10/26/20	USD	180	182,025
6.63%, 07/26/21		99	102,684
6.50%, 06/15/22		36	37,440
5.50%, 01/25/23		252	251,307
7.25%, 09/25/23		93	97,622
5.88%, 10/25/24		115	115,000
6.75%, 06/25/25		65	65,894
6.75%, 06/15/26		65	65,325
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	112,214
4.50%, 05/15/26(a)		245	274,925
6.25%, 05/15/26(a)	USD	175	176,386
8.25%, 11/15/26(a)(f)		570	567,150
Springleaf Finance Corp.:
6.13%, 05/15/22		50	52,250
5.63%, 03/15/23		6	6,158
6.13%, 03/15/24		274	284,275
6.88%, 03/15/25		94	97,967
7.13%, 03/15/26		153	160,413
6.63%, 01/15/28		134	135,678

Security		Par (000)	Value

Consumer Finance (continued)
Verscend Escrow Corp., 9.75%, 08/15/26(a)	USD	697	$737,077

			15,198,695

Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a):
4.63%, 05/15/23		671	670,161
7.25%, 05/15/24		1,239	1,290,109
Berry Global Escrow Corp., 4.88%, 07/15/26(a)(d)		268	266,588
BWAY Holding Co.:
4.75%, 04/15/24	EUR	100	113,884
5.50%, 04/15/24(a)	USD	801	783,058
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23		3	3,037
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		210	203,175
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(f)		409	411,249
Greif, Inc., 6.50%, 03/01/27(a)		56	56,280
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		79	80,580
Mercer International, Inc.:
7.75%, 12/01/22		29	30,088
6.50%, 02/01/24		76	77,520
5.50%, 01/15/26		38	37,420
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23		227	227,045
7.00%, 07/15/24		456	459,032
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	114,374
Suzano Austria GmbH, 6.00%, 01/15/29(a)	USD	517	551,143

			5,374,743

Diversified Consumer Services — 0.3%
APX Group, Inc.:
8.75%, 12/01/20		148	138,380
7.88%, 12/01/22		106	97,785
Ascend Learning LLC, 6.88%, 08/01/25(a)		485	484,973
Graham Holdings Co., 5.75%, 06/01/26(a)		124	129,580
Laureate Education, Inc., 8.25%, 05/01/25(a)		72	77,777
Matthews International Corp., 5.25%, 12/01/25(a)		44	42,130
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
9.25%, 05/15/23		120	125,700
5.25%, 04/15/24		134	131,492

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
5.75%, 04/15/26	USD	286	$281,531
Service Corp. International, 5.13%, 06/01/29		175	178,022
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)		308	308,000
Verisure Holding AB, 3.50%, 05/15/23	EUR	100	114,787

			2,110,157

Diversified Financial Services — 3.5%
Bank of America Corp.:
5.63%, 07/01/20	USD	2,200	2,272,137
3.25%, 10/21/27		4,000	3,981,533
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		215	222,794
FMR LLC, 4.95%, 02/01/33(a)		2,300	2,674,390
FS Energy & Power Fund, 7.50%, 08/15/23(a)		47	47,470
General Electric Co., 6.15%, 08/07/37		2,150	2,447,909
General Motors Financial Co., Inc., 4.25%, 05/15/23		807	820,461
Gilex Holding Sarl, 8.50%, 05/02/23(a)		182	191,784
Intercontinental Exchange Group, Inc., 4.00%, 10/15/23		470	496,342
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)		3,151	2,986,500
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	100	112,932
Moody’s Corp., 4.50%, 09/01/22	USD	1,800	1,892,408
MSCI, Inc., 5.25%, 11/15/24(a)		75	76,875
Northern Trust Corp., 3.95%, 10/30/25(f)		8,000	8,501,621
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)		230	231,725
UniCredit SpA(5 year EUR Swap + 4.10%), 5.75%, 10/28/25(g)	EUR	107	124,544
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25(a)	GBP	100	131,419
WMG Acquisition Corp., 5.50%, 04/15/26(a)	USD	84	85,155

			27,297,999

Diversified Telecommunication Services — 3.4%
AT&T, Inc.:
6.38%, 03/01/41		520	621,568
5.15%, 03/15/42		2,400	2,538,620
4.75%, 05/15/46		2,710	2,696,165
CenturyLink, Inc.:
5.63%, 04/01/25		56	54,180

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Series S, 6.45%, 06/15/21(f)	USD	275	$286,000
Series W, 6.75%, 12/01/23(f)		222	232,334
Series Y, 7.50%, 04/01/24(f)		534	570,045
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)		195	168,187
Embarq Corp., 8.00%, 06/01/36		277	256,917
Frontier Communications Corp.:
10.50%, 09/15/22		111	80,752
11.00%, 09/15/25		763	480,690
8.00%, 04/01/27(a)		871	901,485
Level 3 Financing, Inc.:
5.38%, 08/15/22		127	127,476
5.63%, 02/01/23		93	93,349
5.13%, 05/01/23		95	94,910
5.38%, 05/01/25		36	36,045
5.25%, 03/15/26		665	663,138
Qwest Corp., 6.75%, 12/01/21		3	3,169
SoftBank Group Corp., 4.00%, 04/20/23	EUR	100	120,147
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	67	64,488
6.00%, 09/30/34		130	121,225
Telecom Italia SpA:
4.00%, 04/11/24	EUR	100	115,934
5.30%, 05/30/24(a)	USD	200	197,740
Verizon Communications, Inc.:
6.40%, 02/15/38		5,700	7,158,642
6.55%, 09/15/43		6,751	9,011,254

			26,694,460

Electric Utilities — 5.4%
Berkshire Hathaway Energy Co., 6.50%, 09/15/37		5,515	7,292,387
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	518,372
CMS Energy Corp., 5.05%, 03/15/22		1,832	1,934,331
Duke Energy Carolinas LLC:
6.10%, 06/01/37		640	844,377
6.00%, 01/15/38		1,675	2,228,579
4.25%, 12/15/41		750	801,926
Duke Energy Florida LLC, 6.40%, 06/15/38		770	1,064,001
E.ON International Finance BV, 6.65%, 04/30/38(a)		3,100	3,960,155
Electricite de France SA, 5.60%, 01/27/40(a)		2,800	3,211,631
Energuate Trust, 5.88%, 05/03/27(a)		201	201,367
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)		401	418,431
Florida Power Corp., 6.35%, 09/15/37		2,775	3,709,326
NextEra Energy Operating Partners LP(a):
4.25%, 09/15/24		58	57,638

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
4.50%, 09/15/27	USD	79	$76,630
Ohio Power Co., Series D, 6.60%, 03/01/33		3,000	3,959,120
PacifiCorp, 6.25%, 10/15/37		1,225	1,630,446
Public Service Co. of Colorado, Series 17, 6.25%, 09/01/37		2,550	3,392,317
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,480,399
Southern Co., 4.40%, 07/01/46		1,000	1,017,066
Talen Energy Supply LLC:
6.50%, 06/01/25		30	25,500
10.50%, 01/15/26(a)		30	30,000
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		3,920	4,922,902

			42,776,901

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/25		436	440,905
Corning, Inc., 4.38%, 11/15/57		2,000	1,880,658
Itron, Inc., 5.00%, 01/15/26(a)		18	17,932

			2,339,495

Energy Equipment & Services — 0.5%
Apergy Corp., 6.38%, 05/01/26		72	73,800
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)		88	90,420
Ensco Rowan PLC:
7.75%, 02/01/26		84	62,370
5.20%, 03/15/25		162	112,185
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,696,249
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(a)		267	265,331
Halliburton Co., 5.00%, 11/15/45		500	523,118
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)		250	251,875
Precision Drilling Corp., 5.25%, 11/15/24		9	8,212
SESI LLC, 7.75%, 09/15/24		69	45,540
Transocean, Inc.(a):
9.00%, 07/15/23		386	396,596
7.50%, 01/15/26		193	180,214
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		178	182,450
6.88%, 09/01/27(a)		243	248,164

			4,136,524

Environmental, Maintenance, & Security Service — 0.1%
GFL Environmental, Inc., 7.00%, 06/01/26(a)		214	205,911

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Tervita Escrow Corp., 7.63%, 12/01/21(a)	USD	199	$199,497
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		90	89,100

			494,508

Equity Real Estate Investment Trusts (REITs) — 1.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		102	103,403
ERP Operating LP, 4.50%, 06/01/45		1,155	1,289,990
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		102	101,490
HCP, Inc., 4.00%, 06/01/25		2,000	2,095,715
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24		156	153,975
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		92	92,345
Iron Mountain, Inc., 4.88%, 09/15/27(a)		234	219,960
iStar, Inc.:
4.63%, 09/15/20		25	25,094
6.00%, 04/01/22		48	48,480
5.25%, 09/15/22		17	17,064
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24		857	884,852
4.50%, 09/01/26		343	334,322
4.50%, 01/15/28		225	212,062
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24		30	30,600
5.00%, 10/15/27		530	523,375
NH Hotel Group SA, 3.75%, 10/01/23	EUR	115	131,937
SBA Communications Corp., 4.88%, 07/15/22	USD	14	14,087
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,898,805
Starwood Property Trust, Inc., 5.00%, 12/15/21		115	115,665
Trust F/1401, 6.95%, 01/30/44		476	515,984
Ventas Realty LP, 4.13%, 01/15/26		870	908,112
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		100	108,609

			9,825,926

Equity Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc., 5.88%, 01/15/26		718	752,170
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		71	74,972
5.38%, 04/15/26		98	103,606

7

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SBA Communications Corp., 4.88%, 09/01/24	USD	1,056	$1,045,809

			1,976,557

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		59	59,590
5.75%, 03/15/25		48	46,330
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.50%, 03/15/26(a)		65	67,925
Tesco Corporate Treasury Services PLC, 2.50%, 05/02/25	GBP	100	125,652
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	USD	1,000	956,728

			1,256,225

Food Products — 0.4%
Aramark Services, Inc.:
5.00%, 04/01/25(a)		218	216,910
4.75%, 06/01/26		154	153,038
5.00%, 02/01/28(a)(f)		379	374,973
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)		86	78,260
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		75	75,923
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24		370	380,800
5.75%, 06/15/25		785	802,662
6.75%, 02/15/28		138	147,022
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(a)		187	196,350
MARB BondCo PLC, 7.00%, 03/15/24		200	205,381
Marfrig Holdings Europe BV, 8.00%, 06/08/23(a)		222	229,215
Post Holdings, Inc.(a):
5.50%, 03/01/25		230	232,013
5.00%, 08/15/26		3	2,936
5.75%, 03/01/27		268	269,340
Simmons Foods, Inc., 7.75%, 01/15/24(a)		157	166,420

			3,531,243

Health Care Equipment & Supplies — 0.4%
Avantor, Inc.(a):
6.00%, 10/01/24		1,149	1,193,236
9.00%, 10/01/25		720	789,300
Hologic, Inc., 4.63%, 02/01/28(a)		96	93,720
Immucor, Inc., 11.13%, 02/15/22(a)		60	60,600

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(a)(f)	USD	23	$18,738
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(a)		971	905,458
Teleflex, Inc.:
5.25%, 06/15/24		170	174,250
4.88%, 06/01/26		75	76,125
4.63%, 11/15/27		20	19,760

			3,331,187

Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		45	45,225
6.50%, 03/01/24		186	190,185
Aetna, Inc., 4.50%, 05/15/42		575	552,577
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		84	88,830
Centene Corp.:
4.75%, 01/15/25		52	52,650
5.38%, 06/01/26(a)		1,162	1,205,226
CHS/Community Health Systems, Inc.(a):
8.63%, 01/15/24		304	304,000
8.00%, 03/15/26		412	394,696
DaVita, Inc., 5.13%, 07/15/24		142	138,407
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(a)(h)		59	59,074
Encompass Health Corp., 5.75%, 11/01/24		24	24,180
Envision Healthcare Crop., 8.75%, 10/15/26(a)		197	165,972
HCA, Inc.:
5.88%, 05/01/23		3	3,186
5.38%, 02/01/25		554	578,071
5.38%, 09/01/26		275	285,343
5.63%, 09/01/28		550	573,424
5.88%, 02/01/29		444	471,195
MEDNAX, Inc., 5.25%, 12/01/23(a)		107	106,733
Molina Healthcare, Inc.:
5.38%, 11/15/22		104	106,049
4.88%, 06/15/25(a)		146	144,723
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		208	206,960
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	767,072
NVA Holdings, Inc., 6.88%, 04/01/26(a)		145	141,375
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(a)(h)		408	400,860
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		183	183,457

8

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.(a):
6.75%, 07/01/25	USD	260	$235,950
10.00%, 04/15/27		165	167,475
Team Health Holdings, Inc., 6.38%, 02/01/25(a)(f)		204	168,172
Tenet Healthcare Corp.:
8.13%, 04/01/22		695	726,539
4.63%, 07/15/24		744	738,569
6.25%, 02/01/27(a)		573	584,460
Vizient, Inc., 6.25%, 05/15/27(a)		248	258,230
WellCare Health Plans, Inc.:
5.25%, 04/01/25		238	241,201
5.38%, 08/15/26(a)		197	201,866

			10,511,932

Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		309	298,185
IQVIA, Inc.(a):
3.25%, 03/15/25	EUR	100	113,526
5.00%, 10/15/26	USD	280	284,900
5.00%, 05/15/27		468	474,744

			1,171,355

Hotels, Restaurants & Leisure — 2.0%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24		380	375,725
5.00%, 10/15/25		1,276	1,256,860
Boyd Gaming Corp., 6.00%, 08/15/26		68	68,680
Boyne USA, Inc., 7.25%, 05/01/25(a)		87	93,960
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)		155	151,590
Churchill Downs, Inc.(a):
5.50%, 04/01/27		352	358,160
4.75%, 01/15/28		145	139,200
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	126,446
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	67	68,253
6.00%, 09/15/26		70	72,450
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		142	142,355
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23		90	95,587
Golden Nugget, Inc., 6.75%, 10/15/24(a)		728	722,540
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26		487	491,870
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		124	124,718
IRB Holding Corp., 6.75%, 02/15/26(a)		36	35,100

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.25%, 06/01/26	USD	75	$75,778
4.75%, 06/01/27		158	154,840
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24		16	16,400
5.88%, 11/01/24		109	109,545
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26(a)		24	24,840
Melco Resorts Finance Ltd., 4.88%, 06/06/25(a)(f)		250	246,019
MGM Resorts International:
6.63%, 12/15/21		727	775,164
7.75%, 03/15/22		229	252,472
4.63%, 09/01/26		12	11,640
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		62	62,476
5.25%, 11/15/23		151	151,755
Scientific Games International, Inc.:
10.00%, 12/01/22(f)		193	202,409
5.00%, 10/15/25(a)		521	510,778
3.38%, 02/15/26	EUR	100	109,369
8.25%, 03/15/26(a)	USD	476	478,685
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24		568	561,014
5.50%, 04/15/27		211	210,386
Station Casinos LLC, 5.00%, 10/01/25(a)		41	39,462
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 03/30/21	GBP	1,198	1,585,932
Series A4, 5.66%, 06/30/27		948	1,330,180
Series M, 7.40%, 03/28/24		3,000	4,237,843
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	6	6,150
5.75%, 04/01/27		44	44,220
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		76	77,140
Wynn Macau Ltd., 5.50%, 10/01/27(a)		400	387,098
Yum! Brands, Inc.:
3.88%, 11/01/23		27	26,933
5.35%, 11/01/43		4	3,520

			16,015,542

Household Durables — 0.3%
Algeco Global Finance PLC, 8.00%, 02/15/23(a)		600	606,000
Lennar Corp.:
6.25%, 12/15/21		196	205,310
4.88%, 12/15/23		85	87,040
4.75%, 05/30/25		90	90,900
5.25%, 06/01/26		38	39,188
4.75%, 11/29/27		185	186,387

9

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Mattamy Group Corp.(a):
6.88%, 12/15/23	USD	76	$77,900
6.50%, 10/01/25		96	97,440
MDC Holdings, Inc., 6.00%, 01/15/43		72	63,180
Meritage Homes Corp., 5.13%, 06/06/27		52	50,749
PulteGroup, Inc., 6.38%, 05/15/33		216	223,020
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)(d)		161	160,147
Tempur Sealy International, Inc.:
5.63%, 10/15/23		2	2,020
5.50%, 06/15/26		67	67,168
TRI Pointe Group, Inc.:
4.88%, 07/01/21		73	73,182
5.25%, 06/01/27		28	26,180
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		10	9,925

			2,065,736

Household Products — 0.0%
ACCO Brands Corp., 5.25%, 12/15/24(a)		59	58,575
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		29	29,073
7.75%, 01/15/27		227	236,647

			324,295

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.:
4.50%, 03/15/23		3	3,019
4.88%, 05/15/23		31	31,132
6.00%, 05/15/26		174	181,830
5.13%, 09/01/27		124	126,790
Calpine Corp.:
5.38%, 01/15/23		451	445,926
5.88%, 01/15/24(a)		120	121,014
5.50%, 02/01/24		39	37,781
5.75%, 01/15/25		240	232,253
5.25%, 06/01/26(a)		546	534,436
Clearway Energy Operating LLC:
5.38%, 08/15/24		212	210,940
5.75%, 10/15/25(a)		146	145,635
Colbun SA, 3.95%, 10/11/27(a)		200	198,500
Genneia SA, 8.75%, 01/20/22(a)		370	316,148
NRG Energy, Inc.:
6.63%, 01/15/27		782	831,852
5.75%, 01/15/28		198	206,662
5.25%, 06/15/29(a)		371	381,266
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		63	60,953
6.63%, 06/15/25(i)		15	15,488
5.00%, 01/31/28		128	123,040

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp., 5.88%, 06/01/23	USD	7	$7,140

			4,211,805

Industrial Conglomerates — 0.1%
BWX Technologies, Inc., 5.38%, 07/15/26(a)		248	252,960
General Electric Co., 6.88%, 01/10/39		135	163,682
Smiths Group PLC, 3.63%, 10/12/22(a)		360	361,789
Vertiv Group Corp., 9.25%, 10/15/24(a)		346	340,810

			1,119,241

Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		66	67,815
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(a)		790	805,800
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,513,788
AmWINS Group, Inc., 7.75%, 07/01/26(a)		143	144,073
Aon PLC:
3.88%, 12/15/25		1,445	1,507,368
4.60%, 06/14/44		500	523,787
Assicurazioni Generali SpA(3 mo. Euribor + 7.11%), 7.75%, 12/12/42(g)	EUR	100	130,710
AXA SA(3 mo. Euribor + 3.05%), 5.25%, 04/16/40(g)		500	582,435
CNO Financial Group, Inc., 5.25%, 05/30/29(d)	USD	214	216,140
Five Corners Funding Trust, 4.42%, 11/15/23(a)		2,050	2,178,940
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		131	128,380
Hartford Financial Services Group, Inc., 5.13%, 04/15/22		1,860	1,984,703
HUB International Ltd., 7.00%, 05/01/26(a)		724	711,982
Liberty Mutual Group, Inc., 6.50%, 05/01/42(a)		2,000	2,530,931
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(3 mo. Euribor + 3.50%), 6.00%, 05/26/41(g)	EUR	400	495,503
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23	USD	317	316,208
9.13%, 07/15/26		143	140,048
Nationwide Building Society, 4.13%, 10/18/32(a)(b)		720	678,100
Prudential Financial, Inc.:
5.90%, 03/17/36		500	598,642
5.70%, 12/14/36		1,625	2,013,428

10

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)	USD	700	$751,707

			18,020,488

Interactive Media & Services — 0.3%
Equinix, Inc., 2.88%, 03/15/24	EUR	100	115,206
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	USD	184	185,150
Match Group, Inc., 5.63%, 02/15/29(a)		107	110,400
Netflix, Inc.:
4.88%, 04/15/28		3	2,963
5.88%, 11/15/28		455	477,750
3.88%, 11/15/29	EUR	100	113,949
5.38%, 11/15/29(a)	USD	450	456,750
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(f)		99	85,904
Symantec Corp., 5.00%, 04/15/25(a)		277	276,805
Uber Technologies, Inc., 7.50%, 11/01/23(a)(f)		168	175,560
United Group BV, 4.38%, 07/01/22	EUR	126	143,378

			2,143,815

IT Services — 0.4%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		100	105,500
9.75%, 09/01/26(a)	USD	1,102	1,030,370
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	1,021,654
Gartner, Inc., 5.13%, 04/01/25(a)		209	210,567
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	118,026
WEX, Inc., 4.75%, 02/01/23(a)	USD	105	104,738
Xerox Corp.:
4.80%, 03/01/35		203	165,952
6.75%, 12/15/39		2	1,933

			2,758,740

Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(a)		546	537,652

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,175,485

Machinery — 0.3%
Colfax Corp.(a):
6.00%, 02/15/24		283	292,432
6.38%, 02/15/26		201	210,045
Manitowoc Co., Inc., 9.00%, 04/01/26(a)		151	146,847
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		192	193,920
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	110,598

Security		Par (000)	Value

Machinery (continued)
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)	USD	406	$398,895
SPX FLOW, Inc.(a):
5.63%, 08/15/24		95	97,138
5.88%, 08/15/26		35	36,138
Terex Corp., 5.63%, 02/01/25(a)		365	358,886
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)		461	410,866
Wabash National Corp., 5.50%, 10/01/25(a)		176	165,880

			2,421,645

Media — 5.5%
Altice Financing SA(a):
6.63%, 02/15/23		403	409,045
7.50%, 05/15/26		592	578,816
Altice France SA(a):
7.38%, 05/01/26		1,106	1,080,424
8.13%, 02/01/27		478	477,402
Altice Luxembourg SA(a):
7.75%, 05/15/22(f)		642	653,235
7.63%, 02/15/25		448	412,474
10.50%, 05/15/27		288	287,784
AMC Networks, Inc.:
4.75%, 12/15/22		2	2,012
5.00%, 04/01/24		2	1,987
4.75%, 08/01/25		506	494,615
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
5.38%, 05/01/25		3	3,063
5.13%, 05/01/27		1,132	1,132,707
5.88%, 05/01/27		18	18,563
5.00%, 02/01/28		463	458,370
5.38%, 06/01/29		393	393,743
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		4,700	4,960,544
Clear Channel International BV, 8.75%, 12/15/20(a)		317	324,132
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		1,132	1,154,312
9.25%, 02/15/24(a)		1,433	1,529,298
Series B, 6.50%, 11/15/22		459	468,180
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,600	3,192,198
Comcast Corp.:
6.45%, 03/15/37		790	1,029,595
4.60%, 08/15/45		2,000	2,159,110
4.70%, 10/15/48		3,000	3,334,744
CSC Holdings LLC:
6.75%, 11/15/21		137	146,076
5.38%, 07/15/23(a)		340	345,100

11

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
5.25%, 06/01/24	USD	434	$437,385
6.63%, 10/15/25(a)		200	209,690
10.88%, 10/15/25(a)		654	742,323
5.50%, 05/15/26(a)		559	567,217
5.38%, 02/01/28(a)		200	200,500
6.50%, 02/01/29(a)		429	453,539
Series 144S, 5.13%, 12/15/21(a)		321	320,198
Discovery Communications LLC:
3.25%, 04/01/23		1,850	1,863,900
3.45%, 03/15/25		210	210,290
DISH DBS Corp.:
6.75%, 06/01/21(f)		443	457,397
5.88%, 07/15/22		669	657,493
5.00%, 03/15/23		284	265,540
5.88%, 11/15/24		14	12,587
eircom Finance DAC, 3.50%, 05/15/26	EUR	100	111,553
Entercom Media Corp.(a):
7.25%, 11/01/24	USD	10	10,225
6.50%, 05/01/27		173	175,595
Gray Television, Inc.(a):
5.13%, 10/15/24		3	3,014
7.00%, 05/15/27		188	199,137
Hughes Satellite Systems Corp., 5.25%, 08/01/26		110	109,481
iHeartCommunications, Inc., 6.38%, 05/01/26		49	50,910
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		454	406,330
8.50%, 10/15/24(a)		464	451,240
9.75%, 07/15/25(a)		543	546,812
Interpublic Group of Cos., Inc., 3.75%, 02/15/23		2,000	2,065,431
Lamar Media Corp., 5.75%, 02/01/26		75	78,422
Level 3 Parent LLC, 5.75%, 12/01/22		222	222,555
MDC Partners, Inc., 6.50%, 05/01/24(a)		162	148,230
Meredith Corp., 6.88%, 02/01/26		110	113,289
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(a)		148	153,180
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)		340	336,294
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/25		32	32,400
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)		104	100,620
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(a)		43	43,430
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	196,750
Sirius XM Radio, Inc.(a):
5.38%, 04/15/25		3	3,021

Security	Par (000)		Value

Media (continued)
5.38%, 07/15/26	USD	2	$2,014
5.00%, 08/01/27		235	231,475
TCI Communications, Inc., 7.88%, 02/15/26		610	790,085
TEGNA, Inc., 5.50%, 09/15/24(a)		45	45,731
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		200	197,100
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	108,029
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(a)	USD	78	84,143
Univision Communications, Inc.(a):
5.13%, 05/15/23		162	153,090
5.13%, 02/15/25		52	47,620
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	90	105,571
Viacom, Inc., 5.85%, 09/01/43	USD	645	723,293
Videotron Ltd., 5.13%, 04/15/27(a)		227	228,135
Virgin Media Finance PLC, 5.75%, 01/15/25(a)		515	521,759
Virgin Media Secured Finance PLC:
5.25%, 01/15/26(a)		503	500,485
4.88%, 01/15/27	GBP	100	126,476
Walt Disney Co., 7.63%, 11/30/28(a)	USD	385	530,955
Warner Media LLC, 6.10%, 07/15/40		830	970,759
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	26	30,155
5.88%, 01/15/25(a)	USD	260	258,050
6.00%, 01/15/27(a)		150	145,688
Ziggo BV, 5.50%, 01/15/27(a)		314	306,150

			43,110,270

Metals & Mining — 1.0%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(a)		200	201,000
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)		197	204,880
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(a)		131	130,345
Constellium NV(a):
5.75%, 05/15/24		1,082	1,090,115
5.88%, 02/15/26		269	264,965
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		121	121,605
3.55%, 03/01/22		420	411,075
3.88%, 03/15/23		924	889,350
4.55%, 11/14/24		251	242,529
5.40%, 11/14/34		245	218,050
5.45%, 03/15/43		854	728,462
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		136	126,480

12

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining (continued)
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)	USD	84	$88,620
Mineral Resources Ltd., 8.13%, 05/01/27(a)		175	175,821
Nexa Resources SA, 5.38%, 05/04/27(a)		299	304,307
Novelis Corp.(a):
6.25%, 08/15/24		881	900,822
5.88%, 09/30/26		281	273,801
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		400	454,730
Steel Dynamics, Inc.:
5.25%, 04/15/23		40	40,450
5.50%, 10/01/24		48	48,888
4.13%, 09/15/25		147	145,346
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(a)		62	61,070
thyssenkrupp AG, 2.88%, 02/22/24	EUR	51	56,983
United States Steel Corp.:
6.88%, 08/15/25	USD	24	20,772
6.25%, 03/15/26		58	47,633
Vale Overseas Ltd., 6.25%, 08/10/26		237	257,145

			7,505,244

Multi-Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(a)		187	190,332

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(a)		135	134,325

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp., 5.55%, 03/15/26		1,500	1,663,951
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27		250	256,805
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 09/15/24		35	34,547
5.75%, 03/01/27(a)		23	23,173
Antero Resources Corp.:
5.63%, 06/01/23		89	87,999
5.00%, 03/01/25(f)		30	28,463
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a):
10.00%, 04/01/22		172	182,516
7.00%, 11/01/26		84	78,725
Berkshire Hathaway Energy Co., 5.95%, 05/15/37		750	956,222
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		95	91,912

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25	USD	120	$117,300
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		87	78,083
Callon Petroleum Co.:
6.13%, 10/01/24		144	142,531
Series WI, 6.38%, 07/01/26		80	77,800
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(f)		171	158,175
8.25%, 07/15/25		130	126,750
Cenovus Energy, Inc., 4.25%, 04/15/27		400	398,755
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		94	93,314
Chaparral Energy, Inc., 8.75%, 07/15/23(a)		106	60,950
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		378	421,357
5.88%, 03/31/25		281	302,075
5.13%, 06/30/27		545	564,086
Cheniere Energy Partners LP:
5.63%, 10/01/26(a)		135	136,687
Series WI, 5.25%, 10/01/25		33	33,083
Chesapeake Energy Corp.:
6.63%, 08/15/20		179	181,237
4.88%, 04/15/22		29	27,840
5.75%, 03/15/23		12	11,490
7.00%, 10/01/24(f)		108	97,740
8.00%, 01/15/25(f)		150	138,000
8.00%, 03/15/26(a)		100	90,750
8.00%, 06/15/27(f)		360	318,600
CNX Resources Corp., 5.88%, 04/15/22		732	701,900
Comstock Resources, Inc., 9.75%, 08/15/26		111	85,470
ConocoPhillips, 6.50%, 02/01/39		600	814,615
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		685	876,216
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		286	309,952
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)		155	137,950
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		11	11,091
5.63%, 05/01/27(a)		238	233,240
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		664	635,780
DCP Midstream Operating LP:
5.38%, 07/15/25		118	122,720
5.13%, 05/15/29		250	252,187
6.45%, 11/03/36(a)		148	151,700
6.75%, 09/15/37(a)		211	217,330

13

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc., 9.25%, 03/31/22(a)	USD	291	$280,815
Devon Energy Corp., 5.85%, 12/15/25		1,000	1,156,522
Diamond Offshore Drilling, Inc.:
5.70%, 10/15/39		18	11,250
4.88%, 11/01/43		164	96,760
eG Global Finance PLC:
4.38%, 02/07/25	EUR	100	109,481
6.75%, 02/07/25(a)	USD	241	236,481
Enbridge, Inc., 6.25%, 03/01/78(b)		1,935	1,910,812
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		337	343,740
5.75%, 01/30/28		222	230,047
Energy Transfer Operating LP:
4.05%, 03/15/25		500	510,470
4.75%, 01/15/26		1,250	1,299,177
5.30%, 04/15/47		540	533,532
EnLink Midstream LLC, 5.38%, 06/01/29		50	49,636
EnLink Midstream Partners LP:
4.40%, 04/01/24		144	141,480
4.15%, 06/01/25		14	13,405
4.85%, 07/15/26		22	21,560
5.60%, 04/01/44		164	144,320
5.05%, 04/01/45		201	168,840
5.45%, 06/01/47		141	122,670
Ensco Rowan PLC, 5.75%, 10/01/44		2	1,160
EOG Resources, Inc., 5.10%, 01/15/36		200	235,302
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		94	80,840
5.63%, 02/01/26		248	194,680
Frontera Energy Corp., 9.70%, 06/25/23(a)		384	406,664
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		48	46,363
5.63%, 06/15/24		47	44,180
6.50%, 10/01/25		59	56,050
6.25%, 05/15/26		112	103,460
GNL Quintero SA, 4.63%, 07/31/29(a)		200	206,502
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(a)		396	312,345
Gulfport Energy Corp.:
6.63%, 05/01/23		100	92,000
6.00%, 10/15/24		40	33,000
6.38%, 01/15/26		56	45,640
Hess Corp., 4.30%, 04/01/27		1,100	1,104,679
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(a)		192	197,760

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Impulsora Pipeline LLC, 6.05%, 12/31/42(e)	USD	1,781	$1,865,335
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		220	197,450
KeySpan Gas East Corp., 5.82%, 04/01/41(a)		1,010	1,253,019
Kinder Morgan, Inc.:
4.30%, 06/01/25		1,750	1,835,617
5.05%, 02/15/46		1,750	1,783,080
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)		26	26,130
Marathon Petroleum Corp., 6.50%, 03/01/41		2,049	2,486,952
Matador Resources Co., 5.88%, 09/15/26		214	211,860
MEG Energy Corp., 6.50%, 01/15/25(a)		441	424,330
Murphy Oil Corp.:
5.75%, 08/15/25		125	125,247
7.05%, 05/01/29		10	10,667
5.63%, 12/01/42		101	88,960
Nabors Industries, Inc.:
5.00%, 09/15/20		18	18,225
4.63%, 09/15/21		142	136,675
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(a)		53	52,603
NGPL PipeCo LLC(a):
4.88%, 08/15/27		322	330,855
7.77%, 12/15/37		254	313,690
Noble Holding International Ltd.:
7.75%, 01/15/24		14	10,955
7.88%, 02/01/26(a)		570	493,050
5.25%, 03/15/42		84	46,410
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 9.50%, 05/15/23(h)		241	248,260
NuStar Logistics LP, 6.00%, 06/01/26		99	98,770
Oasis Petroleum, Inc.:
6.88%, 03/15/22		171	165,531
6.88%, 01/15/23		20	19,200
6.25%, 05/01/26(a)		55	48,675
Pacific Drilling SA, 8.38%, 10/01/23(a)		736	702,880
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		94	95,997
5.38%, 01/15/25		134	133,665
5.25%, 08/15/25		40	39,200
5.63%, 10/15/27		222	219,229
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25		123	124,845
PDC Energy, Inc.:
6.13%, 09/15/24		29	27,985
5.75%, 05/15/26		79	73,249

14

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance BV:
5.30%, 01/27/25	USD	178	$184,791
8.75%, 05/23/26		222	267,654
6.00%, 01/27/28		239	246,050
7.25%, 03/17/44		220	233,168
Petroleos Mexicanos:
6.38%, 02/04/21		200	207,899
5.38%, 03/13/22		27	27,754
6.50%, 03/13/27		148	148,989
Precision Drilling Corp., 7.13%, 01/15/26(a)		88	83,380
QEP Resources, Inc.:
6.88%, 03/01/21		113	114,695
5.38%, 10/01/22		215	206,400
5.25%, 05/01/23		95	89,537
5.63%, 03/01/26		247	223,535
Range Resources Corp.:
5.88%, 07/01/22		38	37,240
5.00%, 08/15/22		45	42,503
4.88%, 05/15/25		79	68,829
Rowan Cos., Inc., 4.88%, 06/01/22		265	240,156
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,944,031
SESI LLC, 7.13%, 12/15/21		65	48,425
Seven Generations Energy Ltd.(a):
6.88%, 06/30/23		57	57,428
5.38%, 09/30/25		140	132,650
SM Energy Co.:
6.13%, 11/15/22		63	60,953
5.00%, 01/15/24		170	148,750
5.63%, 06/01/25		108	93,960
Southwestern Energy Co.:
6.20%, 01/23/25		99	92,039
7.50%, 04/01/26		6	5,760
7.75%, 10/01/27		116	110,780
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,289,814
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26		310	310,115
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27(a)		25	25,406
Series WI, 4.88%, 01/15/23		187	188,444
Series WI, 5.50%, 02/15/26		64	64,640
Series WI, 5.88%, 03/15/28		4	4,060
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
4.75%, 10/01/23		15	15,075
5.50%, 09/15/24		238	242,760
5.50%, 01/15/28		655	651,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		43	43,108
5.88%, 04/15/26		254	262,572
5.38%, 02/01/27		22	22,110

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
6.50%, 07/15/27(a)	USD	195	$203,083
5.00%, 01/15/28		132	127,010
6.88%, 01/15/29(a)		566	603,144
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	526,278
Transocean Pontus Ltd., 6.13%, 08/01/25(a)		118	119,159
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)		253	260,274
Transocean Sentry Ltd., 5.38%, 05/15/23(a)		178	176,442
Transocean, Inc., 7.25%, 11/01/25(a)		186	172,980
Vantage Drilling International, 9.25%, 11/15/23(a)		80	80,400
Western Midstream Operating LP, 5.38%, 06/01/21		1,425	1,468,271
Whiting Petroleum Corp., 6.63%, 01/15/26		65	59,475
Williams Cos., Inc.:
3.90%, 01/15/25		1,150	1,183,247
4.00%, 09/15/25		750	779,785
WPX Energy, Inc.:
8.25%, 08/01/23		74	81,585
5.25%, 09/15/24		75	73,688
5.75%, 06/01/26		6	5,951
YPF SA, 8.50%, 07/28/25		316	297,040

			50,236,283

Paper & Forest Products — 0.1%
International Paper Co., 6.00%, 11/15/41		870	982,676
Norbord, Inc., 6.25%, 04/15/23(a)		111	116,067

			1,098,743

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(a)		58	55,673

Pharmaceuticals — 2.4%
AbbVie, Inc.:
3.60%, 05/14/25		870	886,303
3.20%, 05/14/26(f)		500	492,759
4.45%, 05/14/46		2,095	1,972,204
Allergan Funding SCS:
3.80%, 03/15/25		3,250	3,270,841
4.55%, 03/15/35		2,140	2,076,161
Allergan Sales LLC, 5.00%, 12/15/21(a)		758	789,781
Bausch Health Americas, Inc.(a):
8.50%, 01/31/27		777	815,609
9.25%, 04/01/26		67	72,548
Bausch Health Cos., Inc.:
5.50%, 03/01/23(a)		131	131,328

15

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals (continued)
4.50%, 05/15/23	EUR	276	$311,531
5.88%, 05/15/23(a)	USD	384	385,920
7.00%, 03/15/24(a)		475	496,078
6.13%, 04/15/25(a)		157	152,977
5.50%, 11/01/25(a)		906	911,246
9.00%, 12/15/25(a)		300	322,875
5.75%, 08/15/27(a)		216	218,025
7.00%, 01/15/28(a)		234	231,368
7.25%, 05/30/29(a)		341	339,295
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		234	243,068
CVS Health Corp.:
5.13%, 07/20/45		700	713,212
5.05%, 03/25/48(f)		1,221	1,241,821
Eagle Holding Co. II LLC, (7.75% Cash), 7.75%, 05/15/22(a)(h)		209	210,306
Elanco Animal Health, Inc., 4.90%, 08/28/28(a)		184	199,370
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)		907	920,786
MEDNAX, Inc., 6.25%, 01/15/27(a)		427	431,270
Mylan NV, 3.95%, 06/15/26		750	704,114
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)		612	592,110
Rossini Sarl, 6.75%, 10/30/25	EUR	112	132,770

			19,265,676

Real Estate Management & Development — 0.1%
ADLER Real Estate AG, 3.00%, 04/27/26		100	114,704
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	USD	124	123,070
Howard Hughes Corp., 5.38%, 03/15/25(a)		83	81,962
Newmark Group, Inc., 6.13%, 11/15/23		64	65,462
Residomo SRO, 3.38%, 10/15/24	EUR	100	114,659

			499,857

Road & Rail — 1.1%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	USD	1,890	2,365,513
CSX Corp., 4.75%, 05/30/42		350	384,210
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)		122	113,460
Herc Rentals, Inc.(a):
7.50%, 06/01/22		170	175,525
7.75%, 06/01/24		72	75,780
Hertz Corp., 7.63%, 06/01/22(a)		174	176,392
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	114,374

Security	Par (000)		Value

Road & Rail (continued)
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	USD	5,000	$5,318,750
United Rentals North America, Inc.:
5.88%, 09/15/26		135	139,894
5.25%, 01/15/30		200	196,000

			9,059,898

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		51	56,737
Analog Devices, Inc., 3.90%, 12/15/25		470	487,521
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	2,710,235
Qorvo, Inc., 5.50%, 07/15/26(a)		368	374,440
QUALCOMM, Inc., 4.65%, 05/20/35		250	271,404
Sensata Technologies BV, 5.00%, 10/01/25(a)		370	370,000

			4,270,337

Software — 2.0%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		429	440,798
CA, Inc., 3.60%, 08/15/22		705	711,445
CDK Global, Inc.:
4.88%, 06/01/27		440	430,650
5.25%, 05/15/29(a)		84	83,790
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)		759	827,310
Infor US, Inc., 6.50%, 05/15/22		1,519	1,536,544
Informatica LLC, 7.13%, 07/15/23(a)		589	594,890
Microsoft Corp., 3.50%, 11/15/42		4,000	4,024,508
Nuance Communications, Inc.:
6.00%, 07/01/24		59	60,330
5.63%, 12/15/26		163	166,465
Oracle Corp., 5.38%, 07/15/40		3,025	3,618,175
PTC, Inc., 6.00%, 05/15/24		125	130,938
RP Crown Parent LLC, 7.38%, 10/15/24(a)		461	479,578
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		1,125	1,210,725
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		177	182,310
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		936	943,048

16

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software (continued)
TIBCO Software, Inc., 11.38%, 12/01/21(a)	USD	478	$505,485

			15,946,989

Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		159	162,577
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(a)		234	231,660
Group 1 Automotive, Inc.:
5.00%, 06/01/22		110	110,550
5.25%, 12/15/23(a)		13	13,211
Home Depot, Inc., 5.88%, 12/16/36		1,660	2,143,855
IAA Spinco, Inc., 5.50%, 06/15/27(a)(d)		225	228,373
L Brands, Inc.:
6.88%, 11/01/35		215	187,050
6.75%, 07/01/36		49	41,650
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,000	1,000,625
Penske Automotive Group, Inc., 5.50%, 05/15/26		22	21,780
Staples, Inc.(a):
7.50%, 04/15/26		734	704,721
10.75%, 04/15/27		121	116,124

			4,962,176

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 02/23/46		2,400	2,722,793
Dell International LLC/EMC Corp., 7.13%, 06/15/24(a)		535	563,841
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		1,500	1,599,238
Western Digital Corp., 4.75%, 02/15/26(f)		356	337,584

			5,223,456

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		97	99,061

Thrifts & Mortgage Finance — 0.0%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	128,321
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a):
5.25%, 03/15/22	USD	17	16,978
5.25%, 10/01/25		139	135,872

			281,171

Tobacco — 1.1%
Altria Group, Inc.:
9.95%, 11/10/38		516	772,130
10.20%, 02/06/39		894	1,360,784
5.38%, 01/31/44		2,000	2,034,021
3.88%, 09/16/46		1,250	1,054,077

Security	Par (000)		Value

Tobacco (continued)
Reynolds American, Inc.:
4.45%, 06/12/25	USD	635	$659,368
7.00%, 08/04/41		1,000	1,133,397
5.85%, 08/15/45		1,500	1,550,842

			8,564,619

Transportation Infrastructure — 0.2%
I 595 Express LLC, 3.31%, 12/31/31(c)(e)		828	804,231
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)		370	396,825
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(a)		580	598,917

			1,799,973

Utilities — 0.2%
AES Argentina Generacion SA, 7.75%, 02/02/24(a)		370	312,095
AES Panama SRL, 6.00%, 06/25/22(a)		228	234,087
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	115,026
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)	USD	370	288,217
Orano SA, 3.38%, 04/23/26	EUR	100	111,131
Stoneway Capital Corp., 10.00%, 03/01/27(a)	USD	491	429,789
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		56	57,400
5.63%, 02/15/27		196	201,576

			1,749,321

Wireless Telecommunication Services — 1.1%
C&W Senior Financing DAC, 6.88%, 09/15/27(a)		423	420,885
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		1,000	1,028,885
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24		26	26,187
5.38%, 03/15/27		115	118,594
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(a)		227	223,028
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(a)		74	72,335
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	3,242,989
Sprint Corp.:
7.88%, 09/15/23		584	626,340
7.13%, 06/15/24		832	865,280
7.63%, 02/15/25		197	208,328
7.63%, 03/01/26		817	865,611

17

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.:
5.13%, 04/15/25	USD	77	$78,251
6.50%, 01/15/26		42	44,310
4.50%, 02/01/26		426	420,142
4.75%, 02/01/28		387	383,494

			8,624,659

Total Corporate Bonds — 62.5% (Cost — $473,817,715)			494,614,357

Floating Rate Loan Interests — 2.0%

Aerospace & Defense — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 6.19%, 12/06/25(c)(e)		33	33,164

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (1 mo. LIBOR + 3.50%), 5.93%, 04/30/26(c)		701	695,308

Capital Markets — 0.1%
Jefferies Finance LLC, 2019 Term Loan, 1.00%, 05/21/26(c)(j)		119	118,740
Travelport Finance (Luxembourg) Sarl, 2019 Term Loan, 1.00%, 03/13/26(c)(j)		354	337,921

			456,661

Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.60%, 01/31/24(c)(j)		339	333,532
Charter NEX US Holdings, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.94%, 05/16/24(c)		51	50,821
Invictus US LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 9.27%, 03/25/26(c)(e)		37	36,383
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 5.10%, 03/01/26(c)		131	128,661
Momentive Performance Materials, Inc., Term Loan B, (1 Week LIBOR + 3.25%), 5.65%, 04/16/24(c)		98	97,572

			646,969

Commercial Services & Supplies — 0.2%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.94%, 08/04/25(c)		261	265,025

Security	Par (000)		Value

Commercial Services & Supplies (continued)
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/30/25(c)	USD	294	$287,848
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.94%, 08/27/25(c)		668	666,670

			1,219,543

Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.82%, 06/21/24(c)		838	811,924

Containers & Packaging — 0.0%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.85%, 04/03/24(c)		100	97,278

Diversified Telecommunication Services — 0.0%
Sprint Communications, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 02/02/24(c)		139	137,686

Electrical Equipment — 0.0%
Sirius Computer Solutions, Inc., 2019 Term Loan B, 1.00%, 05/20/26(c)(j)		36	35,955

Energy Equipment & Services — 0.1%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.43%, 03/01/24(c)(e)		89	58,775
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.18%, 11/08/22(c)(e)		516	518,580
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 14.25%), 38.55%, 07/13/20(c)		182	180,802

			758,157

Gas Utilities — 0.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.10%, 07/31/25(c)		119	119,549

Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.60%, 06/15/21(c)		416	413,946

Health Care Providers & Services — 0.2%
Concentra, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.97%, 06/01/23(c)		99	99,495

18

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/10/25(c)	USD	510	$463,059
Gentiva Health Services, Inc.(c):
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.25%, 07/02/25		101	100,969
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.50%, 07/02/26		34	34,483
HC Group Holdings II, Inc., Term Loan B, 1.00%, 05/21/26(c)(e)(j)		37	36,722
Sotera Health Holdings LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.44%, 05/15/22(c)		425	420,852
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/06/24(c)		87	77,623

			1,233,203

Health Care Technology — 0.1%
Athenahealth, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.50%), 7.04%, 02/11/26(c)		621	619,708

Hotels, Restaurants & Leisure — 0.1%
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.69%, 02/05/25(c)		119	117,414
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 07/10/25(c)		691	691,240

			808,654

Industrial Conglomerates — 0.0%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.44%, 11/30/23(c)(e)		299	280,714

Security	Par (000)		Value

Industrial Conglomerates (continued)
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.56%, 11/28/21(c)	USD	113	$111,010

			391,724

Insurance — 0.0%
Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.69%, 12/31/25(c)		400	393,830

Machinery — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.44%, 03/28/25(c)		414	397,006

Media — 0.2%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.44%, 08/14/26(c)		97	94,023
Getty Images, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.50%), 7.00%, 02/19/26(c)		132	131,110
Intelsat Jackson Holdings SA(c):
2017 Term Loan B3, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.18%, 11/27/23		64	63,461
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.93%, 01/02/24		198	197,956
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		1,071	1,069,832
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.77%, 03/01/25(c)		90	87,538

			1,643,920

Oil & Gas Equipment & Services — 0.1%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.44%, 05/10/25(c)		1,176	1,139,882

Oil, Gas & Consumable Fuels — 0.0%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 7.19%, 11/03/25(c)		53	51,277
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.80%, 12/31/21(c)		212	212,987

19

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.94%, 09/27/24(c)	USD	127	$126,153

			390,417

Pharmaceuticals — 0.0%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.75%, 04/29/24(c)		174	167,351

Professional Services — 0.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 7.43%, 02/01/26(c)		282	281,295

Software — 0.4%
BMC Software Finance, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%), 6.85%, 10/02/25(c)		58	57,080
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 10/01/25(c)		1,948	1,897,506
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.19%, 02/01/22(c)(j)		83	82,483
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.83%, 11/01/24(c)		352	362,634
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.69%, 11/29/24(c)		129	123,203
SS&C Technologies, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.69%, 04/16/25(c)		215	213,469

Security	Par (000)		Value

Software (continued)
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR + 3.75%), 6.27%, 05/04/26(c)	USD	123	$123,000

			2,859,375

Specialty Retail — 0.0%
IAA Spinco, Inc., Term Loan B, 1.00%, 05/22/26(c)(e)(j)		62	62,155

Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, (2 mo. LIBOR + 5.25%, 1.00% Floor), 7.79%, 08/12/22(c)		183	182,361

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.60%, 09/09/21(c)(e)		96	95,503

Total Floating Rate Loan Interests — 2.0% (Cost — $16,274,759)			16,092,524

Foreign Agency Obligations — 2.4%
Colombia Government International Bond:
8.13%, 05/21/24		290	351,397
4.50%, 01/28/26		200	210,700
3.88%, 04/25/27		468	474,318
Cyprus Government International Bond, 4.63%, 02/03/20(a)	EUR	1,210	1,393,629
Egypt Government International Bond, 5.75%, 04/29/20	USD	626	633,043
Iceland Government International Bond, 5.88%, 05/11/22		3,555	3,916,844
Indonesia Government International Bond, 4.75%, 01/08/26		380	403,900
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	6,679,000	410,801
Italian Government International Bond, 5.38%, 06/15/33	USD	2,925	3,194,847
Mexico Government International Bond:
4.15%, 03/28/27		260	265,200
3.75%, 01/11/28		200	197,400
Nigeria Government International Bond, 7.63%, 11/21/25(f)		200	209,250
Portugal Government International Bond, 5.13%, 10/15/24(a)		3,970	4,380,180
Qatar Government International Bond:
4.50%, 04/23/28		660	720,225
4.00%, 03/14/29(a)		440	463,168

20

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Agency Obligations (continued)
Republic of South Africa Government International Bond, 5.88%, 05/30/22(f)	USD	440	$469,150
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26		200	209,225
4.25%, 06/23/27		400	404,800
Saudi Government International Bond:
4.50%, 04/17/30(f)		278	295,931
5.25%, 01/16/50(a)		200	220,313
Turkey Government International Bond, 6.25%, 09/26/22		200	194,073

Total Foreign Agency Obligations — 2.4% (Cost — $18,788,163)			19,018,394

Municipal Bonds — 3.2%

California — 0.9%
University of California, RB, Build America Bonds, 5.95%, 05/15/45		885	1,188,484
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 04/01/39		280	438,774
7.63%, 03/01/40		1,720	2,695,120
East Bay Municipal Utility District Water System Revenue, RB, Build America Bonds, 5.87%, 06/01/40		1,900	2,574,367

			6,896,745

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A, 7.06%, 04/01/57		1,989	2,502,838

Illinois — 0.3%
State of Illinois, GO, Pension, 5.10%, 06/01/33		2,000	2,063,540

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 01/15/40		2,535	3,297,477

New York — 1.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series GG, Build America Bonds, 5.72%, 06/15/42		1,390	1,931,628
Water & Sewer System, Series EE, 5.38%, 06/15/43		770	814,437
Series EE, 5.50%, 06/15/43		930	986,153

Security	Par (000)		Value

New York (continued)
New York State Dormitory Authority, RB, Build America Bonds:
5.60%, 03/15/40	USD	1,900	$2,412,867
5.63%, 03/15/39		1,100	1,352,879
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	1,011,379
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		1,295	1,992,332

			10,501,675

Total Municipal Bonds — 3.2% (Cost — $20,430,424)			25,262,275

Non-Agency Mortgage-Backed Securities — 4.6%

Collateralized Mortgage Obligations — 0.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 03/25/37		477	424,305
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		909	896,488
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 2.63%, 03/20/47(c)		727	625,264
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 4.30%, 06/19/35(b)		241	245,740
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		33	71,873
Series 2007-4F, Class 3A1, 6.00%, 07/25/37		153	136,193
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		61	43,860
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 4.54%, 05/25/36(b)		444	406,791
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 3.25%, 05/25/47(c)		171	161,740

			3,012,254

Commercial Mortgage-Backed Securities — 4.3%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(a)(b)		4,170	4,270,479

21

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.22%, 09/10/46(b)		7,183	$7,768,680
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,131	1,172,166
Commercial Mortgage Trust(b):
Series 2013-CR11, Class B, 5.11%, 08/10/50		7,000	7,539,815
Series 2015-CR22, Class C, 4.12%, 03/10/48		5,000	5,184,814
Series 2015-LC19, Class C, 4.26%, 02/10/48		3,500	3,639,305
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.29%, 04/15/50(b)		1,000	1,027,962
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.45%, 07/13/29(a)(b)		3,200	3,172,828

			33,776,049

Total Non-Agency Mortgage-Backed Securities — 4.7% (Cost — $35,257,576)			36,788,303

Preferred Securities — 10.7%

Capital Trusts — 10.1%

Banks — 2.5%
Banco Bilbao Vizcaya Argentaria SA, 6.13%(b)(k)		2,000	1,785,000
Bankia SA, 6.38%(b)(k)	EUR	200	221,777
BNP Paribas SA, 7.20%(a)(g)(k)	USD	2,000	2,097,500
Capital One Financial Corp., Series E, 5.55%(g)(k)		3,500	3,549,245
CIT Group, Inc., Series A, 5.80%(g)(k)		163	163,748
Credit Agricole SA(a)(g)(k): 6.63%		1,400	1,404,379
7.88%		1,000	1,065,492
Nordea Bank AB, 6.13%(a)(g)(k)		2,960	2,930,400
Wells Fargo & Co.: Series Q, 5.85%(g)(k)		75	1,921,500
Series S, 5.90%(g)(k)		3,390	3,487,463
Series U, 5.88%(f)(g)(k)		645	683,758

			19,310,262

Capital Markets — 0.6%
Goldman Sachs Group, Inc., Series P, 5.00%(b)(k)		74	69,617
Morgan Stanley, Series H, 5.45%(g)(k)		2,627	2,627,000

Security	Par (000)		Value

Capital Markets (continued)
State Street Corp., Series F, 5.25%(g)(k)		2,000	$2,045,400

			4,742,017

Diversified Financial Services — 4.3%
Bank of America Corp.: Series AA, 6.10%(g)(k)	USD	409	438,182
Series DD, 6.30%(g)(k)		45	49,275
Series FF, 5.88%(b)(k)		3,500	3,610,950
Series V, 5.13%(g)(k)		175	174,225
Series X, 6.25%(g)(k)		4,620	4,938,780
Series Z, 6.50%(g)(k)		87	94,613
Bank of New York Mellon Corp.(g)(k): Series D, 4.50%		2,000	1,945,000
Series E, 4.95%		2,000	2,020,000
HBOS Capital Funding LP, 6.85%(k)		100	101,054
HSBC Holdings PLC: 6.00%(g)(k)		435	428,584
6.50%(b)(k)		1,090	1,091,362
JPMorgan Chase & Co.(g)(k): Series 1, 6.05%		5,079	5,074,277
Series Q, 5.15%		3,000	3,034,800
Series R, 6.00%		70	73,080
Series S, 6.75%		50	54,936
Series U, 6.13%		500	527,375
Series V, 5.00%		6,430	6,405,887
Royal Bank of Scotland Group PLC, 8.63%(g)(k)		200	211,000
Societe Generale SA(a)(g)(k): 6.00%		3,000	2,960,580
7.88%		1,000	1,035,000

			34,268,960

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 5.88%(g)(k)		100	124,813

Electric Utilities — 0.9%
ComEd Financing III, 6.35%, 03/15/33		300	319,871
Electricite de France SA, 5.25%(a)(g)(k)		4,200	4,205,460
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(b)		2,750	2,815,906

Electric Utilities (continued)
RWE AG, 2.75%, 04/21/75(g)		10	11,290

			7,352,527

Insurance — 1.8%
Allstate Corp., 6.50%, 05/15/67(g)		4,100	4,612,500
Allstate Corp., Series B, 5.75%, 08/15/53(g)		2,000	2,050,000
MetLife, Inc., 6.40%, 12/15/66		2,554	2,822,170

22

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
Voya Financial, Inc., 5.65%, 05/15/53(g)		4,500	$4,556,250

			14,040,920

Total Capital Trusts — 10.1% (Cost — $78,968,540)			79,839,499

	Shares

Preferred Stocks — 0.6%

Capital Markets — 0.6%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(k)		92,000	2,377,280
Morgan Stanley, Series K, 5.85%(g)(k)		66,567	1,757,369
SCE Trust III, Series H, 5.75%(g)(k)		25,314	611,839

			4,746,488

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp., Series S, 8.25%(b)(k)		10,000	136,900

Total Preferred Stocks — 0.6% (Cost — $4,614,025)			4,883,388

Trust Preferred — 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 8.95%(g)		29,583	807,912

Total Trust Preferreds — 0.1% (Cost — $779,529)			807,912

Total Preferred Securities — 10.8% (Cost — $84,362,094)			85,530,799

	Par (000)

U.S. Government Sponsored Agency Securities — 15.2%

Agency Obligations — 1.6%
Fannie Mae, 5.63%, 07/15/37(f)	USD	1,600	2,240,403
Federal Home Loan Bank(f):
5.25%, 12/09/22		1,375	1,527,991
5.37%, 09/09/24		4,025	4,689,359
Residual Funding Corp., 0.00%, 04/15/30(l)		6,055	4,560,387

			13,018,140

Collateralized Mortgage Obligations — 4.4%
Fannie Mae Mortgage-Backed Securities:
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,714,573
Series 2005-5, Class PK, 5.00%, 12/25/34		21	20,729

Security	Par (000)			Value

Collateralized Mortgage Obligations (continued)
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 20.24%, 08/25/21(c)	USD	1		$922
Series G-17, Class S, 831.28%, 06/25/21(b)		—	(m)	—
Series G-07, Class S, (1 mo. LIBOR + 1144.57%), 870.51%, 03/25/21(c)		—	(m)	10
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(m)	—
Series 1991-46, Class S, (1 mo. LIBOR + 2519.00%), 1,962.59%, 05/25/21(c)		—	(m)	—
Freddie Mac Mortgage-Backed Securities:
Series 4350, Class DY, 4.00%, 06/15/44		2,830		3,081,773
Series 4480, Class ZX, 4.00%, 11/15/44		6,431		6,969,663
Series 4549, Class TZ, 4.00%, 11/15/45		2,818		3,076,834
Series 4398, Class ZX, 4.00%, 09/15/54(e)		9,246		10,057,547
Series 1057, Class J, 1,008.00%, 03/15/21		—	(m)	—
Series 0192, Class U, 1,009.03%, 02/15/22(b)		—	(m)	—
Ginnie Mae Mortgage-Backed Securities, Series 2014-72, Class MQ, 4.00%, 02/20/44		8,858		9,625,630

				34,547,681

Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(c)		20		342
Series 2012-96, Class DI, 4.00%, 02/25/27		2,973		170,439
Series 2012-47, Class NI, 4.50%, 04/25/42		3,879		697,605
Series G92-05, Class H, 9.00%, 01/25/22		—	(m)	3
Series 094, Class 2, 9.50%, 08/25/21		—	(m)	6
Series 1990-136, Class S, (1 mo. LIBOR + 17.60%), 17.65%, 11/25/20(c)		—	(m)	—

23

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Interest Only Collateralized Mortgage Obligations (continued)
Series 1991-139, Class PT, 648.35%, 10/25/21	USD	—	(m)	$—
Series G-10, Class S, (1 mo. LIBOR + 1107.27%), 842.21%, 05/25/21(c)		—	(m)	—
Series 1991-099, Class L, 930.00%, 08/25/21		—	(m)	—
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(m)	—
Freddie Mac Mortgage-Backed Securities:
Series 1254, Class Z, 8.50%, 04/15/22		9		811
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 34.02%, 02/15/21(c)		—	(m)	—
Series 1054, Class I, (1 mo. LIBOR + 881.40%), 669.05%, 03/15/21(c)		—	(m)	—
Series 1148, Class E, (1 mo. LIBOR + 1196.85%), 909.19%(c)		—		—
Series 1056, Class KD, 1,084.50%, 03/15/21		—	(m)	—
Ginnie Mae Mortgage-Backed Securities:
Series 2009-78, Class SD, (1 mo. LIBOR + 6.20%), 3.76%, 09/20/32(c)		4,066		430,283
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 4.03%, 12/16/39(c)		1,411		205,207
Series 2011-52, Class NS, 4.19%, 04/16/41		11,714		1,989,791

				3,494,487

Mortgage-Backed Securities — 8.8%
Fannie Mae Mortgage-Backed Securities(f):
3.00%, 09/01/43		12,371		12,439,027
4.00%, 12/01/41 - 04/01/56		27,398		28,791,722
4.50%, 07/01/41 - 07/01/55		14,493		15,501,747
5.00%, 08/01/34		1,389		1,491,520
5.50%, 06/01/38		689		754,006
6.00%, 12/01/38		549		616,239
Freddie Mac Mortgage-Backed Securities(f):
3.00%, 04/01/33		7,672		7,787,222
4.50%, 03/01/47		1,713		1,825,323

Security	Par (000)			Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities:
5.50%, 08/15/33	USD	43		$45,826
8.00%, 07/15/24		—	(m)	68

				69,252,700

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities(l):
Series 1993-51, Class E, 0.00%, 02/25/23		3		3,395
Series 203, Class 1, 0.00%, 02/25/23		1		1,036
Series 1993-70, Class A, 0.00%, 05/25/23		1		588
Series 0228, Class 1, 0.00%, 06/25/23		1		906

				5,925

Total U.S. Government Sponsored Agency Securities — 15.2% (Cost — $115,460,068)				120,318,933

U.S. Treasury Obligations — 22.4%
U.S. Treasury Bonds(f):
3.00%, 11/15/44		61,400		66,400,742
2.50%, 02/15/46		66,500		65,489,512
2.75%, 11/15/47		2,000		2,065,156
U.S. Treasury Notes(f):
2.75%, 09/30/20		2,880		2,903,963
2.75%, 09/15/21		2,800		2,852,172
2.75%, 04/30/23		2,800		2,886,844
2.75%, 08/31/23		1,700		1,756,445
7.50%, 11/15/24		8,200		10,527,070
2.75%, 08/31/25		14,800		15,441,141
3.00%, 09/30/25		2,400		2,540,531
2.88%, 08/15/28		1,000		1,061,875
3.13%, 11/15/28		3,000		3,252,422

Total U.S. Treasury Obligations — 22.4% (Cost — $172,996,198)				177,177,873

Total Long-Term Investments — 130.2% (Cost — $992,840,412)				1,029,902,038

24

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.29%(n)(o)	8,414,154	$8,414,154

Total Short-Term Securities — 1.1% (Cost — $8,414,154)		8,414,154

Options Purchased — 0.7% (Cost — $4,175,164)		5,178,527

Value

Total Investments Before Options Written — 132.0% (Cost — $1,005,429,730)	$1,043,494,719

Options Written — (0.8)% (Premiums Received — $6,155,213)	(5,955,020)

Total Investments, Net of Options Written — 131.2% (Cost — $999,274,517)	1,037,539,699

Liabilities in Excess of Other Assets — (31.2)%	(246,676,699)

Net Assets — 100.0%	$790,863,000

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Amount is less than $500.
(n)	Annualized 7-day yield as of period end.
(o)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,487,097	(6,072,943)	8,414,154	$8,414,154	$193,784	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

25

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

CRC — Costa Rican Colon

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GO — General Obligation Bonds

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

PIK — Payment-In-Kind

RB — Revenue Bonds

REIT — Real Estate Investment Trust

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank AG	2.32%	05/08/18	Open	$22,250,000	$22,763,351	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	09/13/18	Open	1,875,000	1,907,937	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	10/05/18	Open	1,680,875	1,708,052	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	10/05/18	Open	2,786,000	2,831,024	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	10/15/18	Open	34,820,194	35,361,715	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	10/15/18	Open	13,511,813	13,722,128	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	10/15/18	Open	2,388,000	2,425,170	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	10/15/18	Open	10,455,000	10,617,735	U.S. Treasury Obligations	Open/Demand
Goldman Sachs & Co. LLC	2.40	11/06/18	Open	496,986	503,204	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	2.63	11/07/18	Open	699,540	709,399	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	11/07/18	Open	978,750	992,420	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.63	11/29/18	Open	3,030,000	3,068,690	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	1.70	12/14/18	Open	65,340	65,860	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	12/21/18	Open	217,931	218,912	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	0.00	01/14/19	Open	71,616	71,616	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75	01/16/19	Open	60,032	60,426	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	1.00	01/18/19	Open	130,006	130,476	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	01/24/19	Open	204,062	205,502	Corporate Bonds	Open/Demand

26

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Goldman Sachs & Co. LLC	(2.00)%	02/12/19	Open	$16,855	$16,753	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.50	02/12/19	Open	364,996	367,734	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	2.50	02/12/19	Open	260,003	261,953	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	0.75	03/04/19	Open	194,028	194,383	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.60	03/04/19	Open	289,725	291,566	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.60	03/04/19	Open	554,866	558,392	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.60	03/04/19	Open	231,524	232,996	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.60	03/04/19	Open	236,823	238,328	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.60	03/04/19	Open	368,191	370,532	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.60	03/05/19	Open	318,849	320,852	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.50	04/03/19	Open	467,500	469,383	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.50	04/03/19	Open	1,155,371	1,160,025	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.60	04/04/19	Open	166,507	167,156	Corporate Bonds	Open/Demand
JPMorgan Chase Bank N.A.	0.35	04/11/19	Open	130,050	130,113	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	1.80	04/12/19	Open	1,619,117	1,622,922	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.10	04/12/19	Open	289,580	290,374	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	05/03/19	Open	99,514	99,586	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	05/07/19	Open	176,500	176,794	Foreign Agency Obligations	Open/Demand
Deutsche Bank AG	2.58	05/09/19	6/13/19	1,767,000	1,769,406	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	11,958,000	11,974,283	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	6,276,000	6,284,546	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	728,000	728,991	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	2,128,000	2,130,898	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	4,273,000	4,278,818	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	2,043,000	2,045,782	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	17,218,000	17,241,445	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	1,447,000	1,448,970	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	1,765,000	1,767,403	U.S. Government Sponsored Agency Securities	Up to 60 Days

27

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank AG	2.58	05/09/19	6/13/19	$591,000	$591,805	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	6,519,000	6,527,877	U.S. Government Sponsored Agency Securities	Up to 60 Days
Deutsche Bank AG	2.58	05/09/19	6/13/19	2,392,000	2,395,257	U.S. Government Sponsored Agency Securities	Up to 60 Days
Cantor Fitzerald & Co.	2.59	05/15/19	6/18/19	7,507,402	7,516,044	U.S. Government Sponsored Agency Securities	Up to 60 Days
HSBC Securities (USA), Inc.	2.65	05/16/19	Open	3,975,000	3,979,389	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	05/20/19	Open	125,379	125,427	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	05/20/19	Open	84,240	84,304	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.25	05/22/19	Open	443,934	444,183	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co. LLC	2.25	05/22/19	Open	279,012	279,169	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.75	05/30/19	Open	65,544,500	65,610,938	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	2.75	05/30/19	Open	2,880,500	2,880,720	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	2.75	05/30/19	Open	2,912,400	2,912,623	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	2.80	05/30/19	Open	2,547,469	2,547,667	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	2.80	05/30/19	Open	2,250,000	2,250,175	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas S.A.	2.80	05/30/19	Open	1,555,469	1,555,590	U.S. Government Sponsored Agency Securities	Open/Demand

				$251,871,449	$253,705,169

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 600 Index	1	06/21/19	$7	$(220)
10-Year U.S. Ultra Long Treasury Note	163	09/19/19	22,257	149,949
Ultra Long U.S. Treasury Bond	127	09/19/19	22,324	305,459
5-Year U.S. Treasury Note	725	09/30/19	85,091	382,137

				$837,325

28

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
Euro-BOBL	1	06/06/19	$150	$(2,157)
10-Year U.S. Treasury Note	35	09/19/19	4,436	(25,069)
Long U.S. Treasury Bond	110	09/19/19	16,909	(257,422)
Long Gilt	1	09/26/19	164	(974)
2-Year U.S. Treasury Note	574	09/30/19	123,222	(359,085)

				(644,707)

				$192,618

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,217,000	USD	1,356,699	HSBC Bank PLC	06/05/19	$2,983
EUR	3,961,000	USD	4,417,468	State Street Bank and Trust Co.	06/05/19	7,925
GBP	446,000	USD	560,845	JPMorgan Chase Bank N.A.	06/05/19	3,038
GBP	4,741,000	USD	5,961,808	JPMorgan Chase Bank N.A.	06/05/19	32,298
NZD	198,000	USD	128,755	Australia and New Zealand Bank Group	06/05/19	776
USD	109,548	EUR	98,000	Bank of America N.A.	06/05/19	58
USD	225,023	EUR	200,000	State Street Bank and Trust Co.	06/05/19	1,575
USD	1,418,923	EUR	1,261,000	State Street Bank and Trust Co.	06/05/19	10,082
USD	4,354,626	EUR	3,870,000	State Street Bank and Trust Co.	06/05/19	30,902
USD	583,701	GBP	446,000	State Street Bank and Trust Co.	06/05/19	19,818
USD	6,204,767	GBP	4,741,000	State Street Bank and Trust Co.	06/05/19	210,661
USD	131,837	NZD	198,000	Westpac Banking Corp.	06/05/19	2,306

						322,422

USD	1,359,946	EUR	1,217,000	HSBC Bank PLC	07/03/19	(2,980)
USD	4,428,039	EUR	3,961,000	State Street Bank and Trust Co.	07/03/19	(7,913)
USD	561,671	GBP	446,000	JPMorgan Chase Bank N.A.	07/03/19	(3,035)
USD	5,970,588	GBP	4,741,000	JPMorgan Chase Bank N.A.	07/03/19	(32,259)
USD	128,838	NZD	198,000	Australia and New Zealand Bank Group	07/03/19	(777)

						(46,964)

	Net Unrealized Appreciation					$275,458

Interest Rate Caps — Purchased

Description	Exercise Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
Call
5Y-30Y CMS Index Cap	0.40%	Morgan Stanley and Co. International	6/26/19	USD	29,250	$7,671	$11,666	$(3,995)
5Y-30Y CMS Index Cap	0.35	Goldman Sachs Bank USA	7/26/19	USD	71,000	51,883	35,855	16,028

						$59,554	$47,521	$12,033

29

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note	18	06/07/19	USD	126.50	USD	2,282	$10,687
90-Day Euro Future	332	06/17/19	USD	97.75	USD	80,950	2,075
10-Year U.S. Treasury Note	48	06/21/19	USD	126.00	USD	6,084	51,750
5-Year U.S. Treasury Note	53	06/21/19	USD	116.25	USD	6,221	62,523
90-Day Euro Future	332	03/16/20	USD	97.75	USD	81,435	375,575

							502,610

Put
90-Day Euro Future	43	07/12/19	USD	97.13	USD	10,508	269
90-Day Euro Future	127	07/12/19	USD	97.00	USD	31,036	794
90-Day Euro Future	42	07/12/19	USD	97.25	USD	10,264	263
90-Day Euro Future	78	07/12/19	USD	98.00	USD	19,169	6,337

							7,663

							$510,273

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 11/29/24	3-Month LIBOR, 2.50%	Quarterly	3.09%	Semi-annual	Morgan Stanley & Co. International PLC	11/27/19	3.09%	USD	18,950	$1,079,876
10-Year Interest Rate Swap, 02/16/30	3-Month LIBOR, 2.50%	Quarterly	2.65	Semi-annual	Nomura International PLC	02/14/20	2.65	USD	6,720	363,428
5-Year Interest Rate Swap, 02/28/25	3-Month LIBOR, 2.50%	Quarterly	2.52	Semi-annual	Citibank N.A.	02/26/20	2.52	USD	9,630	308,943
1-Year Interest Rate Swap, 05/15/21	3-Month LIBOR, 2.50%	Quarterly	2.09	Semi-annual	UBS AG	05/13/20	2.09	USD	46,770	221,338
2-Year Interest Rate Swap, 06/03/22	3-Month LIBOR, 2.50%	Quarterly	1.50	Semi-annual	Barclays Bank PLC	06/01/20	1.50	USD	39,190	158,067
15-Year Interest Rate Swap, 06/10/35	6-Month JPY LIBOR, 0.00%	Semi-annual	0.65	Semi-annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	63,802
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, 0.00%	Semi-annual	0.66	Semi-annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	25,586
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, 0.00%	Semi-annual	0.66	Semi-annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	25,586

30

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 02/17/26	6-Month EURIBOR, (0.25)%	Semi-annual	0.55%	Annual	Barclays Bank PLC	02/15/21	0.55%	EUR	5,590	$148,718
5-Year Interest Rate Swap, 03/14/26	6-Month EURIBOR, (0.25)%	Semi-annual	0.47	Annual	Barclays Bank PLC	03/12/21	0.47	EUR	5,590	126,173
20-Year Interest Rate Swap, 04/18/41	6-Month JPY LIBOR, 0.00%	Semi-annual	0.78	Semi-annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	71,714
10-Year Interest Rate Swap, 03/09/34	3-Month LIBOR, 2.50%	Quarterly	2.98	Semi-annual	Barclays Bank PLC	03/07/24	2.98	USD	3,511	269,816
10-Year Interest Rate Swap, 03/14/34	3-Month LIBOR, 2.50%	Quarterly	2.95	Semi-annual	Barclays Bank PLC	03/12/24	2.95	USD	3,510	264,305
10-Year Interest Rate Swap, 06/29/38	3-Month LIBOR, 2.50%	Quarterly	3.05	Semi-annual	Deutsche Bank AG	06/27/28	3.05	USD	3,125	72,521
10-Year Interest Rate Swap, 01/12/39	3-Month LIBOR, 2.50%	Quarterly	3.04	Semi-annual	Nomura International PLC	01/10/29	3.04	USD	1,000	81,705
10-Year Interest Rate Swap, 01/13/39	3-Month LIBOR, 2.50%	Quarterly	3.04	Semi-annual	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	81,573
10-Year Interest Rate Swap, 01/31/39	3-Month LIBOR, 2.50%	Quarterly	3.08	Semi-annual	Barclays Bank PLC	01/29/29	3.08	USD	1,020	85,517
10-Year Interest Rate Swap, 04/29/48	3-Month LIBOR, 2.50%	Quarterly	2.99	Semi-annual	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	71,188
10-Year Interest Rate Swap, 02/24/49	3-Month LIBOR, 2.50%	Quarterly	2.86	Semi-annual	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	69,670

										$3,589,526

Put
5-Year Interest Rate Swap, 08/16/24	3.05	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Nomura International PLC	08/14/19	3.05	USD	10,130	129

31

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
30-Year Interest Rate Swap, 10/09/49	4.00%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Deutsche Bank AG	10/07/19	4.00%	USD	2,620	$95
10-Year Interest Rate Swap, 11/15/29	2.50	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	11/13/19	2.50	USD	9,510	39,542
5-Year Interest Rate Swap, 11/29/24	3.09	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Morgan Stanley & Co. International PLC	11/27/19	3.09	USD	18,950	2,616
30-Year Interest Rate Swap, 02/05/50	4.00	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Goldman Sachs Bank USA	02/03/20	4.00	USD	1,600	416
5-Year Interest Rate Swap, 02/28/25	2.52	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Citibank N.A.	02/26/20	2.52	USD	9,630	20,317
1-Year Interest Rate Swap, 05/15/21	2.09	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	UBS AG	05/13/20	2.09	USD	46,770	57,676
15-Year Interest Rate Swap, 05/17/35	1.10	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	Barclays Bank PLC	05/15/20	1.10	JPY	250,000	290
15-Year Interest Rate Swap, 06/10/35	0.65	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	1,399
15-Year Interest Rate Swap, 09/16/35	0.66	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	934
15-Year Interest Rate Swap, 09/16/35	0.66	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	934
5-Year Interest Rate Swap, 02/17/26	0.55	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	Barclays Bank PLC	02/15/21	0.55	EUR	5,590	22,674
5-Year Interest Rate Swap, 03/14/26	0.47	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	Barclays Bank PLC	03/12/21	0.47	EUR	5,590	30,502

32

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
20-Year Interest Rate Swap, 04/18/41	0.78%	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	JPMorgan Chase Bank N.A.	04/16/21	0.78%	JPY	105,700	$6,840
30-Year Interest Rate Swap, 06/09/51	3.80	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	06/07/21	3.80	USD	3,780	18,692
10-Year Interest Rate Swap, 01/13/32	1.25	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	Credit Suisse International	01/11/22	1.25	JPY	250,000	1,774
10-Year Interest Rate Swap, 02/24/32	1.55	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	Credit Suisse International	02/22/22	1.55	JPY	250,000	1,177
10-Year Interest Rate Swap, 03/18/32	1.60	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	JPMorgan Chase Bank N.A.	03/16/22	1.60	JPY	250,000	1,163
10-Year Interest Rate Swap, 04/06/32	1.45	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	JPMorgan Chase Bank N.A.	04/04/22	1.45	JPY	250,000	1,588
15-Year Interest Rate Swap, 05/05/37	3.25	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Goldman Sachs Bank USA	05/03/22	3.25	USD	4,050	63,509
30-Year Interest Rate Swap, 05/11/52	2.85	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Nomura International Plc	05/09/22	2.85	USD	4,750	197,852
10-Year Interest Rate Swap, 03/09/34	2.98	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	03/07/24	2.98	USD	3,511	94,050
10-Year Interest Rate Swap, 03/14/34	2.95	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	03/12/24	2.95	USD	3,510	96,781
10-Year Interest Rate Swap, 04/14/37	3.00	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	JPMorgan Chase Bank N.A.	04/12/27	3.00	USD	2,590	101,184
10-Year Interest Rate Swap, 01/12/39	3.04	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Nomura International PLC	01/10/29	3.04	USD	1,000	40,911

33

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 01/13/39	3.04%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Morgan Stanley & Co. International PLC	01/11/29	3.04%	USD	1,000	$41,018
10-Year Interest Rate Swap, 01/31/39	3.08	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	01/29/29	3.08	USD	1,020	40,665
20-Year Interest Rate Swap, 08/11/2053	4.00	Annual	6-Month LIBOR, 2.52%	Semi-annual	Barclays Bank PLC	08/09/33	4.00	EUR	2,410	49,283
10-Year Interest Rate Swap, 04/29/48	2.99	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	41,461
10-Year Interest Rate Swap, 02/24/49	2.86	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	43,702

										$1,019,174

										$4,608,700

Interest Rate Caps — Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums (Received)	Unrealized Appreciation
Call
5Y-30Y CMS Index Cap	0.50%	Morgan Stanley and Co. International	6/26/19	USD	29,250	$(1,447)	$(3,364)	$1,917
5Y-30Y CMS Index Cap	0.45	Goldman Sachs Bank USA	7/26/19	USD	71,000	(21,197)	(16,330)	(4,867)

						$(22,644)	$(19,694)	$(2,950)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
90-Day Euro Future	332	06/17/19	USD 97.88	USD	80,950	$(2,075)
10-Year U.S. Treasury Note	48	06/21/19	USD 127.00	USD	6,084	(26,250)
5-Year U.S. Treasury Note	53	06/21/19	USD 116.75	USD	6,221	(41,820)
90-Day Euro Future	332	03/16/20	USD 97.88	USD	81,435	(311,250)

						$(381,395)

34

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 07/03/21	2.10%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	07/01/19	2.10%	USD	33,855	$(116,395)
2-Year Interest Rate Swap, 07/05/21	2.10	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	JPMorgan Chase Bank N.A.	07/03/19	2.10	USD	55,620	(194,272)
2-Year Interest Rate Swap, 07/05/21	2.10	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Nomura International PLC	07/03/19	2.10	USD	18,540	(64,757)
2-Year Interest Rate Swap, 07/10/21	2.15	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	JPMorgan Chase Bank N.A.	07/08/19	2.15	USD	29,660	(131,731)
2-Year Interest Rate Swap, 08/29/21	2.25	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	JPMorgan Chase Bank N.A.	08/27/19	2.25	USD	4,973	(37,720)
2-Year Interest Rate Swap, 09/05/21	2.15	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Nomura International Plc	09/03/19	2.15	USD	9,280	(57,634)
2-Year Interest Rate Swap, 09/25/21	2.00	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	JPMorgan Chase Bank N.A.	09/23/19	2.00	USD	12,400	(58,877)
2-Year Interest Rate Swap, 10/12/21	1.95	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Morgan Stanley & Co. International PLC	10/10/19	1.95	USD	7,220	(33,037)
2-Year Interest Rate Swap, 10/13/21	1.95	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Morgan Stanley & Co. International PLC	10/11/19	1.95	USD	7,220	(33,129)
10-Year Interest Rate Swap, 11/03/29	2.30	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Morgan Stanley & Co. International PLC	11/01/19	2.30	USD	2,600	(69,667)
2-Year Interest Rate Swap, 11/09/21	3.30	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Deutsche Bank AG	11/07/19	3.30	USD	11,440	(326,406)
10-Year Interest Rate Swap, 02/16/30	2.25	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Nomura International PLC	02/14/20	2.25	USD	10,110	(277,054)

35

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 02/16/30	2.25%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Citibank N.A.	02/14/20	2.25%	USD	3,330	$(91,255)
2-Year Interest Rate Swap, 02/23/22	2.35	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	UBS AG	02/21/20	2.35	USD	10,600	(128,412)
2-Year Interest Rate Swap, 02/28/22	2.46	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Citibank N.A.	02/26/20	2.46	USD	23,260	(326,128)
1-Year Interest Rate Swap, 04/08/21	2.32	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Goldman Sachs Bank USA	04/06/20	2.32	USD	46,770	(280,646)
1-Year Interest Rate Swap, 04/08/21	2.35	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Goldman Sachs Bank USA	04/06/20	2.35	USD	46,770	(292,158)
2-Year Interest Rate Swap, 04/16/22	2.88	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Deutsche Bank AG	04/14/20	2.88	USD	16,840	(366,450)
2-Year Interest Rate Swap, 04/19/22	2.94	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Bank of America N.A.	04/17/20	2.94	USD	16,540	(379,156)
2-Year Interest Rate Swap, 06/03/22	1.00	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	06/01/20	1.00	USD	78,380	(150,349)
2-Year Interest Rate Swap, 02/17/23	0.21	Annual	6-Month EURIBOR, (0.25%)	Semi-annual	Barclays Bank PLC	02/15/21	0.21	EUR	17,230	(149,973)
10-Year Interest Rate Swap, 03/10/31	2.79	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	03/08/21	2.79	USD	5,266	(343,865)
2-Year Interest Rate Swap, 03/14/23	0.16	Annual	6-Month EURIBOR, (0.25%)	Semi-annual	Barclays Bank PLC	03/12/21	0.16	EUR	17,230	(132,136)
10-Year Interest Rate Swap, 03/14/39	3.05	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(233,702)

										$(4,274,909)

36

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 06/16/21	6-Month EURIBOR, (0.25%)	Semi-annual	0.14%	Annual	Barclays Bank PLC	06/14/19	0.14%	EUR	17,660	$—
5-Year Interest Rate Swap, 06/27/24	6-Month EURIBOR, (0.25%)	Semi-annual	0.60	Annual	Barclays Bank PLC	06/25/19	0.60	EUR	3,684	—
2-Year Interest Rate Swap, 07/03/21	3-Month LIBOR, 2.50%	Quarterly	2.90	Semi-annual	Barclays Bank PLC	07/01/19	2.90	USD	33,855	—
2-Year Interest Rate Swap, 07/05/21	3-Month LIBOR, 2.50%	Quarterly	2.90	Semi-annual	JPMorgan Chase Bank N.A.	07/03/19	2.90	USD	55,620	(1)
2-Year Interest Rate Swap, 07/05/21	3-Month LIBOR, 2.50%	Quarterly	2.90	Semi-annual	Nomura International PLC	07/03/19	2.90	USD	18,540	—
2-Year Interest Rate Swap, 07/10/21	3-Month LIBOR, 2.50%	Quarterly	2.95	Semi-annual	JPMorgan Chase Bank N.A.	07/08/19	2.95	USD	29,660	—
5-Year Interest Rate Swap, 08/16/24	3-Month LIBOR, 2.50%	Quarterly	2.80	Semi-annual	Nomura International PLC	08/14/19	2.80	USD	3,380	(161)
2-Year Interest Rate Swap, 08/28/21	3-Month LIBOR, 2.50%	Quarterly	2.70	Semi-annual	Nomura International PLC	08/26/19	2.70	USD	11,780	(205)
2-Year Interest Rate Swap, 08/29/21	3-Month LIBOR, 2.50%	Quarterly	2.85	Semi-annual	JPMorgan Chase Bank N.A.	08/27/19	2.85	USD	4,973	(31)
2-Year Interest Rate Swap, 09/05/21	3-Month LIBOR, 2.50%	Quarterly	2.55	Semi-annual	Nomura International Plc	09/03/19	2.55	USD	9,280	(614)
2-Year Interest Rate Swap, 09/08/21	3-Month LIBOR, 2.50%	Quarterly	3.30	Semi-annual	Goldman Sachs Bank USA	09/06/19	3.30	USD	12,140	(8)
2-Year Interest Rate Swap, 09/14/21	3-Month LIBOR, 2.50%	Quarterly	3.35	Semi-annual	Deutsche Bank AG	09/12/19	3.35	USD	58,330	(41)

37

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 09/25/29	3-Month LIBOR, 2.50%	Quarterly	2.65%	Semi-annual	Barclays Bank PLC	09/23/19	2.65%	USD	2,555	$(3,416)
2-Year Interest Rate Swap, 09/25/21	3-Month LIBOR, 2.50%	Quarterly	2.60	Semi-annual	JPMorgan Chase Bank N.A.	09/23/19	2.60	USD	12,400	(923)
2-Year Interest Rate Swap, 10/05/21	3-Month LIBOR, 2.50%	Quarterly	2.55	Semi-annual	JPMorgan Chase Bank N.A.	10/03/19	2.55	USD	19,030	(2,275)
2-Year Interest Rate Swap, 10/12/21	3-Month LIBOR, 2.50%	Quarterly	2.55	Semi-annual	Morgan Stanley & Co. International PLC	10/10/19	2.55	USD	7,220	(959)
2-Year Interest Rate Swap, 10/13/21	3-Month LIBOR, 2.50%	Quarterly	2.55	Semi-annual	Morgan Stanley & Co. International PLC	10/11/19	2.55	USD	7,220	(978)
10-Year Interest Rate Swap, 11/03/29	3-Month LIBOR, 2.50%	Quarterly	2.80	Semi-annual	Morgan Stanley & Co. International PLC	11/01/19	2.80	USD	2,600	(3,193)
2-Year Interest Rate Swap, 11/06/21	3-Month LIBOR, 2.50%	Quarterly	2.70	Semi-annual	Barclays Bank PLC	11/04/19	2.70	USD	11,900	(1,032)
2-Year Interest Rate Swap, 11/08/21	3-Month LIBOR, 2.50%	Quarterly	2.70	Semi-annual	JPMorgan Chase Bank N.A.	11/06/19	2.70	USD	20,000	(1,778)
2-Year Interest Rate Swap, 11/09/21	3-Month LIBOR, 2.50%	Quarterly	3.30	Semi-annual	Deutsche Bank AG	11/07/19	3.30	USD	11,440	(63)
10-Year Interest Rate Swap, 11/10/29	3-Month LIBOR, 2.50%	Quarterly	2.55	Semi-annual	JPMorgan Chase Bank N.A.	11/08/19	2.55	USD	4,440	(14,813)
10-Year Interest Rate Swap, 11/15/29	3-Month LIBOR, 2.50%	Quarterly	2.75	Semi-annual	Barclays Bank PLC	11/13/19	2.75	USD	14,260	(23,748)
2-Year Interest Rate Swap, 01/04/22	3-Month LIBOR, 2.50%	Quarterly	2.90	Semi-annual	JPMorgan Chase Bank N.A.	01/02/20	2.90	USD	10,000	(739)

38

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 01/05/22	3-Month LIBOR, 2.50%	Quarterly	2.80%	Semi-annual	Goldman Sachs Bank USA	01/03/20	2.80%	USD	8,790	$(1,003)
2-Year Interest Rate Swap, 01/23/22	3-Month LIBOR, 2.50%	Quarterly	2.85	Semi-annual	JPMorgan Chase Bank N.A.	01/21/20	2.85	USD	18,900	(2,139)
2-Year Interest Rate Swap, 01/25/22	6-Month EURIBOR, (0.25%)	Semi-annual	0.20	Annual	Barclays Bank PLC	01/23/20	0.20	EUR	10,300	(804)
2-Year Interest Rate Swap, 02/05/22	3-Month LIBOR, 2.50%	Quarterly	3.15	Semi-annual	Barclays Bank PLC	02/03/20	3.15	USD	35,510	(1,459)
2-Year Interest Rate Swap, 02/09/22	3-Month LIBOR, 2.50%	Quarterly	3.20	Semi-annual	Deutsche Bank AG	02/07/20	3.20	USD	10,790	(385)
2-Year Interest Rate Swap, 02/16/22	3-Month LIBOR, 2.50%	Quarterly	3.35	Semi-annual	Deutsche Bank AG	02/14/20	3.35	USD	10,690	(246)
2-Year Interest Rate Swap, 02/23/22	3-Month LIBOR, 2.50%	Quarterly	3.35	Semi-annual	UBS AG	02/21/20	3.35	USD	10,600	(263)
2-Year Interest Rate Swap, 02/28/22	3-Month LIBOR, 2.50%	Quarterly	2.46	Semi-annual	Citibank N.A.	02/26/20	2.46	USD	23,260	(15,576)
1-Year Interest Rate Swap, 04/08/21	3-Month LIBOR, 2.50%	Quarterly	2.32	Semi-annual	Goldman Sachs Bank USA	04/06/20	2.32	USD	46,770	(25,637)
1-Year Interest Rate Swap, 04/08/21	3-Month LIBOR, 2.50%	Quarterly	2.35	Semi-annual	Goldman Sachs Bank USA	04/06/20	2.35	USD	46,770	(22,959)
2-Year Interest Rate Swap, 04/16/22	3-Month LIBOR, 2.50%	Quarterly	2.88	Semi-annual	Deutsche Bank AG	04/14/20	2.88	USD	16,840	(3,553)
2-Year Interest Rate Swap, 04/19/22	3-Month LIBOR, 2.50%	Quarterly	2.94	Semi-annual	Bank of America N.A.	04/17/20	2.94	USD	16,540	(2,819)

39

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 05/07/22	3-Month LIBOR, 2.50%	Quarterly	3.15%	Semi-annual	Goldman Sachs Bank USA	05/05/20	3.15%	USD	8,800	$(861)
15-Year Interest Rate Swap, 05/17/35	6-Month JPY LIBOR, 0.00%	Semi-annual	2.10	Semi-annual	Barclays Bank PLC	05/15/20	2.10	JPY	250,000	(12)
2-Year Interest Rate Swap, 05/20/22	3-Month LIBOR, 2.50%	Quarterly	3.50	Semi-annual	JPMorgan Chase Bank N.A.	05/18/20	3.50	USD	10,000	(350)
2-Year Interest Rate Swap, 05/24/22	3-Month LIBOR, 2.50%	Quarterly	3.55	Semi-annual	Deutsche Bank AG	05/22/20	3.55	USD	16,000	(494)
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 2.50%	Quarterly	2.90	Semi-annual	Deutsche Bank AG	05/29/20	2.90	USD	9,270	(2,455)
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 2.50%	Quarterly	3.35	Semi-annual	Goldman Sachs Bank USA	05/29/20	3.35	USD	13,040	(824)
2-Year Interest Rate Swap, 06/10/22	3-Month LIBOR, 2.50%	Quarterly	3.45	Semi-annual	Goldman Sachs Bank USA	06/08/20	3.45	EUR	13,000	(637)
2-Year Interest Rate Swap, 06/17/22	3-Month LIBOR, 2.50%	Quarterly	3.35	Semi-annual	Goldman Sachs Bank USA	06/15/20	3.35	EUR	8,300	(598)
2-Year Interest Rate Swap, 07/01/22	3-Month LIBOR, 2.50%	Quarterly	3.20	Semi-annual	Nomura International PLC	06/29/20	3.20	EUR	23,185	(3,030)
2-Year Interest Rate Swap, 08/26/22	3-Month LIBOR, 2.50%	Quarterly	3.50	Semi-annual	Barclays Bank PLC	08/24/20	3.50	EUR	16,370	(1,481)
2-Year Interest Rate Swap, 12/16/22	6-Month EURIBOR, (0.25%)	Semi-annual	0.60	Annual	JPMorgan Chase Bank N.A.	12/14/20	0.60	EUR	17,280	(5,456)
2-Year Interest Rate Swap, 12/23/22	6-Month EURIBOR, (0.25%)	Semi-annual	0.55	Annual	Barclays Bank PLC	12/21/20	0.55	EUR	8,130	(3,085)

40

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 12/23/22	3-Month LIBOR, 2.50%	Quarterly	3.05%	Semi-annual	Nomura International PLC	12/21/20	3.05%	USD	9,510	$(5,452)
2-Year Interest Rate Swap, 12/31/22	3-Month LIBOR, 2.50%	Quarterly	3.25	Semi-annual	Citibank N.A.	12/29/20	3.25	USD	14,110	(5,277)
2-Year Interest Rate Swap, 02/17/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.21	Annual	Barclays Bank PLC	02/15/21	0.21	EUR	17,230	(23,137)
10-Year Interest Rate Swap, 03/10/31	3-Month LIBOR, 2.50%	Quarterly	2.79	Semi-annual	Barclays Bank PLC	03/08/21	2.79	USD	5,266	(58,083)
2-Year Interest Rate Swap, 03/10/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.30	Annual	JPMorgan Chase Bank N.A.	03/08/21	0.30	EUR	12,880	(14,611)
2-Year Interest Rate Swap, 03/14/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.16	Annual	Barclays Bank PLC	03/12/21	0.16	EUR	17,230	(29,633)
2-Year Interest Rate Swap, 03/31/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.10	Annual	Barclays Bank PLC	03/29/21	0.10	EUR	18,360	(39,390)
2-Year Interest Rate Swap, 04/10/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.12	Annual	Barclays Bank PLC	04/08/21	0.12	EUR	28,360	(59,767)
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.10	Annual	Citibank N.A.	04/12/21	0.10	EUR	14,250	(32,068)
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.16	Annual	Goldman Sachs Bank USA	04/12/21	0.16	EUR	14,250	(27,257)
10-Year Interest Rate Swap, 04/21/31	6-Month EURIBOR, (0.25%)	Semi-annual	2.15	Annual	JPMorgan Chase Bank N.A.	04/19/21	2.15	EUR	4,400	(3,016)
2-Year Interest Rate Swap, 04/21/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.15	Annual	Morgan Stanley & Co. International PLC	04/19/21	0.15	EUR	14,050	(28,302)

41

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 05/06/31	6-Month EURIBOR, (0.25%)	Semi-annual	2.00%	Annual	Barclays Bank PLC	05/04/21	2.00%	EUR	2,700	$(2,812)
1-Year Interest Rate Swap, 05/19/22	3-Month LIBOR, 2.50%	Quarterly	2.35	Semi-annual	Citibank N.A.	05/17/21	2.35	USD	45,470	(76,696)
2-Year Interest Rate Swap, 05/19/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.11	Annual	Barclays Bank PLC	05/17/21	0.11	EUR	9,299	(22,874)
1-Year Interest Rate Swap, 05/29/22	3-Month LIBOR, 2.50%	Quarterly	2.15	Semi-annual	Barclays Bank PLC	05/27/21	2.15	USD	62,210	(149,229)
2-Year Interest Rate Swap, 06/02/23	6-Month EURIBOR, (0.25%)	Semi-annual	0.08	Annual	Morgan Stanley & Co. International PLC	05/31/21	0.08	EUR	6,270	(17,388)
1-Year Interest Rate Swap, 06/03/22	3-Month LIBOR, 2.50%	Quarterly	2.40	Semi-annual	Morgan Stanley & Co. International PLC	06/01/21	2.40	USD	77,400	(123,845)
10-Year Interest Rate Swap, 06/09/31	6-Month EURIBOR, (0.25%)	Semi-annual	3.87	Quarterly	Barclays Bank PLC	06/07/21	3.87	EUR	8,000	(17,258)
5-Year Interest Rate Swap, 05/05/27	6-Month LIBOR, 2.52%	Semi-annual	3.25	Quarterly	Goldman Sachs Bank USA	05/03/22	3.25	USD	10,130	(52,668)
10-Year Interest Rate Swap, 05/11/32	3-Month LIBOR, 2.50%	Quarterly	2.75	Semi-annual	Nomura International Plc	05/09/22	2.75	USD	10,350	(219,968)
10-Year Interest Rate Swap, 03/14/39	3-Month LIBOR, 2.50%	Quarterly	3.05	Semi-annual	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(116,237)

										$(1,276,072)

										$(5,550,981)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	4,900	$(273,315)	$(367,254)	$93,939
CDX.NA.IG.32.V1	1.00	Quarterly	06/20/24	USD	39,800	(641,192)	(780,207)	139,015

						$(914,507)	$(1,147,461)	$232,954

42

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx XO.31.V1	5.00%	Quarterly	06/20/24	BBB+	EUR	70	$7,638	$7,338	$300

(a)	Using S&P Global Ratings (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.36%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	04/15/20	(a)	04/15/21	USD	5,990	$(35,482)	$64	$(35,546)
2.39	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	04/15/20	(a)	04/15/21	USD	3,000	(18,469)	32	(18,501)
3-Month LIBOR, 2.50%	Quarterly	2.19	Semi-annual	05/28/19	(a)	05/28/21	USD	4,290	15,522	50	15,472
3-Month LIBOR, 2.50%	Quarterly	2.19	Semi-annual	05/28/19	(a)	05/28/21	USD	4,290	16,152	50	16,102
3-Month LIBOR, 2.50%	Quarterly	2.20	Semi-annual	05/29/19	(a)	05/29/21	USD	6,930	27,470	81	27,389
1.84	Annual	12-Month LIBOR, 2.51%	Annual	10/03/19	(a)	06/15/21	USD	18,700	(60,518)	2,372	(62,890)
0.14	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	06/18/19	(a)	06/18/21	EUR	7,945	(75,219)	113	(75,332)
3-Month LIBOR, 2.50%	Quarterly	2.08	Semi-annual	07/02/19	(a)	07/02/21	USD	12,140	30,593	142	30,451
3-Month LIBOR, 2.50%	Quarterly	2.01	Semi-annual	07/02/19	(a)	07/02/21	USD	12,175	14,417	142	14,275
3-Month LIBOR, 2.50%	Quarterly	2.03	Semi-annual	07/02/19	(a)	07/02/21	USD	6,100	8,591	71	8,520
3-Month LIBOR, 2.50%	Quarterly	1.97	Semi-annual	07/02/19	(a)	07/02/21	USD	6,100	746	71	675
3-Month LIBOR, 2.50%	Quarterly	2.46	Semi-annual	07/22/19	(a)	07/22/21	USD	39,000	401,075	456	400,619
3-Month LIBOR, 2.50%	Quarterly	2.34	Semi-annual	07/30/19	(a)	07/30/21	USD	80,000	646,846	936	645,910
2.28	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	07/30/19	(a)	07/30/21	USD	75,000	(526,072)	878	(526,950)
3-Month LIBOR, 2.50%	Quarterly	2.21	Semi-annual	08/15/19	(a)	08/15/21	USD	4,695	28,207	55	28,152
3-Month LIBOR, 2.50%	Quarterly	2.21	Semi-annual	08/15/19	(a)	08/15/21	USD	4,695	27,933	55	27,878
3-Month LIBOR, 2.50%	Quarterly	2.17	Semi-annual	08/19/19	(a)	08/19/21	USD	4,705	24,933	55	24,878
3-Month LIBOR, 2.50%	Quarterly	2.16	Semi-annual	08/19/19	(a)	08/19/21	USD	4,705	24,475	55	24,420
2.58	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	08/29/19	(a)	08/29/21	USD	180	(2,448)	2	(2,450)
3-Month LIBOR, 2.50%	Quarterly	2.31	Semi-annual	11/04/19	(a)	11/04/21	USD	3,750	35,198	44	35,154
3-Month LIBOR, 2.50%	Quarterly	2.29	Semi-annual	11/05/19	(a)	11/05/21	USD	3,763	33,500	44	33,456
3-Month LIBOR, 2.50%	Quarterly	2.27	Semi-annual	11/05/19	(a)	11/05/21	USD	3,763	31,785	44	31,741

43

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.50%	Quarterly	2.27%	Semi-annual	11/05/19	(a)	11/05/21	USD	3,763	$32,223	$44	$32,179
3-Month LIBOR, 2.50%	Quarterly	2.12	Semi-annual	11/26/19	(a)	11/26/21	USD	3,780	22,138	44	22,094
3-Month LIBOR, 2.50%	Quarterly	2.53	Semi-annual	01/06/20	(a)	01/06/22	USD	9,195	130,442	107	130,335
3-Month LIBOR, 2.50%	Quarterly	2.53	Semi-annual	01/06/20	(a)	01/06/22	USD	5,157	72,859	60	72,799
3-Month LIBOR, 2.50%	Quarterly	2.34	Semi-annual	01/07/20	(a)	01/07/22	USD	14,500	153,786	169	153,617
2.64	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	01/17/19	(a)	01/17/22	USD	50,800	(1,243,310)	520	(1,243,830)
6-Month EURIBOR, (0.25)%	Semi-annual	0.03	Annual	02/07/20	(a)	02/07/22	EUR	1,250	7,678	17	7,661
3-Month LIBOR, 2.50%	Quarterly	2.51	Semi-annual	02/11/20	(a)	02/11/22	USD	1,855	26,044	22	26,022
3-Month LIBOR, 2.50%	Quarterly	2.48	Semi-annual	02/11/20	(a)	02/11/22	USD	1,855	25,148	22	25,126
6-Month EURIBOR, (0.25)%	Semi-annual	(0.02)	Annual	02/13/20	(a)	02/13/22	EUR	3,110	16,099	43	16,056
2.56	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	02/14/20	(a)	02/14/22	USD	640	(9,627)	7	(9,634)
6-Month EURIBOR, (0.25)%	Semi-annual	0.06	Annual	03/16/21	(a)	03/16/22	EUR	6,225	17,070	86	16,984
3-Month LIBOR, 2.50%	Quarterly	2.03	Semi-annual	03/30/20	(a)	03/30/22	USD	10,454	53,883	122	53,761
3-Month LIBOR, 2.50%	Quarterly	2.25	Semi-annual	04/27/20	(a)	04/27/22	USD	21,850	205,274	256	205,018
3-Month LIBOR, 2.50%	Quarterly	2.01	Semi-annual	05/17/21	(a)	05/17/22	USD	15,745	32,616	168	32,448
2.01	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	05/17/21	(a)	05/17/22	USD	15,745	(32,616)	168	(32,784)
1.87	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	06/03/21	(a)	06/03/22	USD	24,030	(16,580)	257	(16,837)
0.42	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	12/17/20	(a)	12/17/22	EUR	6,470	(82,628)	103	(82,731)
6-Month EURIBOR, (0.25)%	Semi-annual	0.36	Annual	12/21/20	(a)	12/21/22	EUR	5,050	57,770	81	57,689
2.53	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	02/08/21	(a)	02/08/23	USD	8,700	(121,236)	101	(121,337)
2.55	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	02/16/21	(a)	02/16/23	USD	590	(8,423)	7	(8,430)
2.54	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	03/05/21	(a)	03/05/23	USD	6,595	(92,402)	77	(92,479)
0.04	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	03/30/21	(a)	03/30/23	EUR	4,130	(13,030)	65	(13,095)
0.10	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	04/12/21	(a)	04/12/23	EUR	13,290	(57,730)	210	(57,940)
0.05	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	04/14/21	(a)	04/14/23	EUR	5,660	(18,248)	90	(18,338)

44

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.10%	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	04/14/21	(a)	04/14/23	EUR	5,660	$(24,732)	$90	$(24,822)
0.11	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	04/21/21	(a)	04/21/23	EUR	6,860	(30,954)	—	(30,954)
0.02	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	05/18/21	(a)	05/18/23	EUR	1,950	(4,443)	31	(4,474)
6-Month EURIBOR, (0.25)%	Semi-annual	0.08	Annual	05/26/22	(a)	05/26/23	EUR	2,600	2,197	41	2,156
2.02	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	10/03/19	(a)	11/30/23	USD	18,540	(110,380)	(629)	(109,751)
1.75	Annual	12-Month LIBOR, 2.51%	Annual	10/03/19	(a)	11/30/23	USD	18,460	(84,758)	3,366	(88,124)
3-Month LIBOR, 2.50%	Quarterly	2.63	Semi-annual	01/17/19	(a)	01/17/24	USD	14,800	553,442	178	553,264
3-Month LIBOR, 2.50%	Quarterly	2.64	Semi-annual	01/28/19	(a)	01/28/24	USD	15,500	595,799	188	595,611
3-Month LIBOR, 2.50%	Quarterly	2.67	Semi-annual	01/30/19	(a)	01/30/24	USD	8,300	327,229	101	327,128
3-Month LIBOR, 2.50%	Quarterly	2.60	Semi-annual	02/19/19	(a)	02/19/24	USD	15,500	565,383	190	565,193
2.54	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	03/11/19	(a)	03/11/24	USD	32,000	(873,256)	397	(873,653)
3-Month LIBOR, 2.50%	Quarterly	2.18	Semi-annual	03/29/19	(a)	03/29/24	USD	8,080	83,862	101	83,761
2.32	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	06/18/19	(a)	06/18/24	USD	41,000	(759,557)	535	(760,092)
3-Month LIBOR, 2.50%	Quarterly	2.34	Semi-annual	07/11/19	(a)	07/11/24	USD	16,000	318,791	209	318,582
3-Month LIBOR, 2.50%	Quarterly	2.34	Semi-annual	08/06/19	(a)	08/06/24	USD	24,000	477,078	313	476,765
3-Month LIBOR, 2.50%	Quarterly	2.30	Semi-annual	08/06/19	(a)	08/06/24	USD	24,000	434,868	313	434,555
3-Month LIBOR, 2.50%	Quarterly	2.28	Semi-annual	08/06/19	(a)	08/06/24	USD	17,000	292,274	222	292,052
3-Month LIBOR, 2.50%	Quarterly	2.23	Semi-annual	08/13/19	(a)	08/13/24	USD	9,500	140,885	124	140,761
3-Month LIBOR, 2.50%	Quarterly	2.15	Semi-annual	08/15/19	(a)	08/15/24	USD	32,000	357,668	418	357,250
3-Month LIBOR, 2.50%	Quarterly	2.20	Semi-annual	08/15/19	(a)	08/15/24	USD	15,000	200,086	196	199,890
2.95	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	12/05/19	(a)	12/05/24	USD	1,429	(71,259)	19	(71,278)
2.86	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	12/13/19	(a)	12/13/24	USD	4,520	(204,835)	60	(204,895)
2.57	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	01/06/20	(a)	01/06/25	USD	3,810	(120,389)	49	(120,438)
2.56	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	01/06/20	(a)	01/06/25	USD	3,810	(119,760)	49	(119,809)
2.16	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	03/31/20	(a)	03/31/25	USD	780	(9,697)	10	(9,707)

45

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.35%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	04/27/20	(a)	04/27/25	USD	5,870	$(124,231)	$77	$(124,308)
2.11	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	09/30/19	(a)	04/30/26	USD	2,740	(24,556)	39	(24,595)
6-Month JPY LIBOR, 0.00%	Semi-annual	0.37	Semi-annual	N/A		01/29/28	JPY	181,730	50,028	25	50,003
6-Month JPY LIBOR, 0.00%	Semi-annual	0.36	Semi-annual	N/A		07/31/28	JPY	113,000	31,041	16	31,025
0.19	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	N/A		01/04/29	JPY	100,000	(11,855)	15	(11,870)
2.22	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		02/15/29	USD	8,730	(99,475)	(831)	(98,644)
1.37	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	N/A		02/20/29	EUR	1,970	(239,186)	43	(239,229)
1.38	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	N/A		02/22/29	EUR	590	(71,934)	13	(71,947)
6-Month EURIBOR, (0.25)%	Semi-annual	0.56	Annual	N/A		03/12/29	EUR	1,640	47,584	31	47,553
2.34	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		03/29/29	USD	4,170	(83,639)	63	(83,702)
2.53	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		04/10/29	USD	1,200	(45,039)	18	(45,057)
3-Month LIBOR, 2.50%	Quarterly	2.52	Semi-annual	N/A		04/26/29	USD	575	21,142	9	21,133
3-Month LIBOR, 2.50%	Quarterly	2.50	Semi-annual	N/A		05/08/29	USD	450	15,759	7	15,752
3-Month LIBOR, 2.50%	Quarterly	2.45	Semi-annual	N/A		05/10/29	USD	840	25,231	13	25,218
2.48	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		05/10/29	USD	760	(25,256)	12	(25,268)
2.47	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	N/A		05/13/29	USD	1,650	(52,843)	25	(52,868)
2.36	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	03/30/20	(a)	03/29/30	USD	171	(3,564)	3	(3,567)
2.55	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	05/06/20	(a)	05/06/30	USD	830	(31,469)	13	(31,482)
3-Month LIBOR, 2.50%	Quarterly	2.45	Semi-annual	05/18/21	(a)	05/18/31	USD	860	17,666	13	17,653
0.52	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	11/30/21	(a)	11/30/31	JPY	95,000	(27,768)	16	(27,784)
0.36	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	02/04/19	(a)	02/04/34	JPY	30,720	(5,695)	5	(5,700)
0.34	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	02/08/19	(a)	02/08/34	JPY	50,250	(7,959)	9	(7,968)
0.34	Semi-annual	6-Month LIBOR, 2.52%	Semi-annual	03/14/19	(a)	03/14/34	JPY	24,760	(3,779)	4	(3,783)
3-Month LIBOR, 2.50%	Quarterly	2.39	Semi-annual	09/30/19	(a)	02/15/36	USD	5,490	101,388	4,607	96,781
3-Month LIBOR, 2.50%	Quarterly	3.18	Semi-annual	05/09/28	(a)	05/09/38	USD	1,590	78,771	24	78,747

46

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Notional Amount (000)
3.08%	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	06/29/28	(a)	06/29/38	USD	230	$(9,632)	$3	$(9,635)
0.66	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	N/A		12/06/38	JPY	40,000	(22,626)	8	(22,634)
0.62	Semi-annual	6-Month JPY LIBOR, 0.00%	Semi-annual	N/A		12/14/38	JPY	25,000	(12,251)	5	(12,256)
0.41	Semi-annual	6-Month LIBOR, 2.52%	Semi-annual	N/A		04/03/39	JPY	26,190	(1,666)	6	(1,672)
2.82	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	04/04/29	(a)	04/04/39	USD	3,000	(65,717)	46	(65,763)
0.72	Semi-annual	6-Month LIBOR, 2.52%	Semi-annual	03/21/24	(a)	03/21/44	JPY	19,000	(4,505)	4	(4,509)
3.02	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	12/08/38	(a)	12/08/48	USD	400	(13,906)	6	(13,912)
3-Month LIBOR, 2.50%	Quarterly	2.88	Semi-annual	N/A		02/01/49	USD	5,350	686,540	115	686,425
3-Month LIBOR, 2.50%	Quarterly	2.82	Semi-annual	N/A		03/01/49	USD	3,600	394,463	77	394,386
2.83	Semi-annual	3-Month LIBOR, 2.50%	Quarterly	06/18/19	(a)	06/18/49	USD	7,200	(802,335)	155	(802,490)
3-Month LIBOR, 2.50%	Quarterly	2.74	Semi-annual	07/25/19	(a)	07/25/49	USD	5,500	505,762	120	505,642
3-Month LIBOR, 2.50%	Quarterly	2.72	Semi-annual	07/25/19	(a)	07/25/49	USD	2,000	173,629	44	173,585
3-Month LIBOR, 2.50%	Quarterly	2.74	Semi-annual	07/30/19	(a)	07/30/49	USD	3,750	344,783	82	344,701

									$2,444,878	$20,169	$2,424,709

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of China	1.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	8,500	$(182,815)	$(201,162)	$18,347
Republic of China	1.00	Quarterly	Bank of America N.A.	06/20/24	USD	8,500	(182,815)	(200,254)	17,439
Republic of China	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	4,230	(90,987)	(91,969)	982
Republic of China	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	4,270	(91,827)	(94,060)	2,233

							$(548,444)	$(587,445)	$39,001

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	B	EUR	14	$(2,706)	$(1,679)	$(1,027)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	30	(6,448)	(4,374)	(2,074)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	48	(4,677)	84	(4,761)

47

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	208	$(20,266)	$1,840	$(22,106)
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B-	EUR	3	(634)	(17)	(617)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	4	(923)	66	(989)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B-	EUR	16	(4,022)	287	(4,309)
Virgin Media, Inc.	5.00	Quarterly	Credit Suisse International	12/20/25	B	EUR	20	3,896	3,260	636
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	BB+	EUR	30	(2,689)	(2,917)	228
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	NR	USD	5,000	(358,468)	(508,213)	149,745
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	NR	USD	2,500	(179,234)	(251,156)	71,922
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	NR	USD	5,550	(399,287)	(741,433)	342,146
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	9,450	(545,582)	(1,167,646)	622,064
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(288,668)	(543,627)	254,959
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(288,668)	(543,627)	254,959
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(288,668)	(537,689)	249,021
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(288,668)	(543,575)	254,907

								$(2,675,712)	$(4,840,416)	$2,164,704

(a)	Using S&P Global Ratings (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

48

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$54,672,500	$426,080	$55,098,580
Corporate Bonds	—	486,216,096	8,398,261	494,614,357
Floating Rate Loan Interests	—	14,970,528	1,121,996	16,092,524
Foreign Agency Obligations	—	19,018,394	—	19,018,394
Municipal Bonds	—	25,262,275	—	25,262,275
Non-Agency Mortgage-Backed Securities	—	36,788,303	—	36,788,303
Preferred Securities	6,667,988	78,054,899	—	84,722,887
Trust Preferred	807,912	—	—	807,912
U.S. Government Sponsored Agency Securities	—	110,261,386	10,057,547	120,318,933
U.S. Treasury Obligations	—	177,177,873	—	177,177,873
Short-Term Securities:
Money Market Funds	8,414,154	—	—	8,414,154
Options Purchased:
Interest Rate Contracts	510,273	4,668,254	—	5,178,527

	$16,400,327	$1,007,090,508	$20,003,884	$1,043,494,719

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$2,472,842	$—	$2,472,842
Forward foreign currency contracts	—	322,422	—	322,422
Interest rate contracts	837,545	9,052,453	—	9,889,998
Liabilities:
Credit contracts	—	(35,883)	—	(35,883)
Interest rate contracts	(1,026,102)	(12,201,369)	—	(13,227,471)

49

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Forward foreign currency contracts	$—	$(46,964)	$—	$(46,964)
Equity contracts	(220)	—	—	(220)

Total	$(188,777)	$(436,499)	$—	$(625,276)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $253,705,169 are categorized as level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of August 31, 2018	$248,806	$8,366,900	$1,241,580	$1	$9,857,287
Transfers into Level 3(a)	—	—	445,761	9,317,258	9,763,019
Transfers out of Level 3(b)	—	—	(377,244)	—	(377,244)
Accrued discounts/premiums	(121,133)	—	1,117	(12,079)	(132,095)
Net realized gain (loss)	(87,243)	—	(3,268)	—	(90,511)
Net change in unrealized appreciation (depreciation)(c)	135,650	102,770	(49,170)	479,538	668,788
Purchases	250,000	—	353,530	272,829	876,359
Sales	—	(71,409)	(490,310)	—	(561,719)

Closing balance, as of May 31, 2019	$426,080	$8,398,261	$1,121,996	$10,057,547	$20,003,884

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019(c)	$135,650	$102,770	$(48,153)	$479,538	$669,805

(a)

As of August 31, 2018, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2019, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of August 31, 2018, the Trust used significant unobservable inputs in determining the value of certain investments. As of May 31, 2019, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

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Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Core Bond Trust (BHK)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $11,605,623.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Corporate Bonds	$8,398,261	Income	Credit Spread(a)	135 – 310	266.00

(a)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

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